                                                        [LOGO]






                                NATIONS INSTITUTIONAL RESERVES

   [LOGO: NATIONS FUND
    SEMI-ANNUAL REPORT]

                                        NATIONS CASH RESERVES

                                        NATIONS TREASURY RESERVES

                                        NATIONS GOVERNMENT RESERVES

                                        NATIONS MUNICIPAL RESERVES




                                        FOR THE PERIOD ENDED OCTOBER 31, 1996

-------------------------------------------------------------------------------------
            NOT                                   MAY LOSE VALUE
            FDIC-
            INSURED                               NO BANK GUARANTEE
-------------------------------------------------------------------------------------

Nations Institutional Reserves Distributor: Stephens Inc. Stephens Inc., which is not affiliated with NationsBank, N.A., is not a bank, and the securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE-SIPC.

Nations Institutional Reserves Investment Adviser: NationsBanc Advisors, Inc.

Nations Institutional Reserves Investment Sub-Adviser: TradeStreet Investment Associates, Inc.

DEAR SHAREHOLDER:

We are pleased to present this Semi-Annual Financial Report for Nations Institutional Reserves (the "Funds"). We hope you will take a moment to review this report. It contains important financial information regarding your investment for the six-month period ended October 31, 1996.

LOOKING BACK -- AN ELUSIVE ECONOMY

To tighten or not to tighten? That was the question of the summer to which most major economic analysts claimed to have the answer. Yet, they came up short, or rather the Federal Reserve Board (the "Fed") did. Though the early consensus called for a Federal Funds tightening of at least 0.25% -- and some analysts even predicted a 0.50% move -- the early economic indicators subsequently proved to be misleading.

Second quarter data suggested a booming economy which fueled the fire for tightening forecasts. After the June economic data release, the initial real Gross Domestic Product ("GDP") estimate of 4.2% revised up to 4.8% as retail sales jumped 0.7%*. With the unemployment rate low, and the capacity utilization rate and supplier delivery speed index rising, history suggested the time was ripe for the Fed to tighten at the August Federal Open Market Committee meeting. The economy appeared to have grown from solid to stronger-than-expected. One more month's worth of data would be available before the decision had to be made.

As the July results came in, an unusually intense reversal in data suggested a potentially slowing and self-correcting economy. Inflation seemed benign and leading indicators slacked off. The supplier delivery speed index fell enough to push back a possible Fed move. From July through October, the National Association of Purchasing Management report's overall index fell significantly, with new orders down from 61.3 to 51.6. These trends put the Fed into a holding pattern for the time being.

LOOKING AHEAD

With GDP growth estimates down to a more modest 2.5% for the fourth quarter, it looks like a Fed tightening will not be on the near-term horizon. However, a rebound in economic climates may spring a series of interest-rate hikes beginning in the second quarter of 1997. The Funds will continue to be managed strategically to capture relative yield value along the curve within the changing economic climate. As economic and market conditions evolve, the adviser will attempt to position the portfolios appropriately.

SERVING YOUR SHORT-TERM INVESTMENT NEEDS

As a series of money market funds designed specifically for the needs of institutional investors, the Funds are managed daily to provide your organization with access to the major sectors of the money market -- conveniently and cost effectively. We thank you for choosing Nations Institutional Reserves to help pursue your short-term investment needs.

Sincerely,


/s/ A. Max Walker                           /s/ Mark H. Williamson

A. Max Walker                              Mark H. Williamson
President and Chairman of the Board        President, NationsBanc Advisors, Inc.

October 31, 1996

MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. HOWEVER, THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENTS IN MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

*SOURCE: BLOOMBERG

STATEMENT OF NET ASSETS                           NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)

 Principal                                                                    Maturity        Value
   Amount        NATIONS CASH RESERVES                                          Date         (Note 1)
----------------------------------------------------------------------------------------------------------
                 CERTIFICATES OF DEPOSIT -- DOMESTIC -- 1.2% (Cost $20,000,000)

                 Deutsche Bank, (New York),
$ 20,000,000       5.700%.....................................................  09/17/97      $ 20,000,000
----------------------------------------------------------------------------------------------------------
                 CERTIFICATES OF DEPOSIT -- EURO -- 1.2% (Cost $19,989,814)

                 Morgan Guaranty Trust Company,
  20,000,000       4.920%.....................................................  02/12/97        19,989,814
----------------------------------------------------------------------------------------------------------
                 CERTIFICATES OF DEPOSIT -- YANKEE -- 11.0%

                 Bayerische Landesbank, (New York),
  50,000,000       5.788%.....................................................  08/01/97        50,000,000

                 Bayerische Vereinsbank AG, (New York):
  35,000,000       5.320%.....................................................  02/24/97        35,000,000
  20,000,000       5.840%.....................................................  10/28/97        20,000,000

                 Deutsche Bank, (New York),
  25,000,000       5.780%.....................................................  11/17/97        25,000,000

                 Sanwa Bank Ltd. of New York:
  25,000,000       5.360%.....................................................  11/15/96        25,000,000
  30,000,000       5.360%.....................................................  11/18/96        30,000,282
----------------------------------------------------------------------------------------------------------
                     Total Certificates of Deposit -- Yankee (Cost $185,000,282).......        185,000,282
----------------------------------------------------------------------------------------------------------
                 COMMERCIAL PAPER -- 39.1%

                 Aetna Life and Casualty Company:
  20,000,000       Discount note..............................................  01/17/97        19,756,167
  10,000,000       Discount note..............................................  04/11/97         9,739,717

                 Bankers Trust Company of New York:
  10,000,000       Discount note..............................................  02/18/97         9,835,592
  20,000,000       Discount note..............................................  04/15/97        19,507,750

                 Barnett Banks, Inc.,
  15,000,000       Discount note..............................................  11/22/96        14,953,800

                 Chrysler Financial Corporation,
  25,000,000       Discount note..............................................  01/28/97        24,668,778

                 Countrywide Funding Corporation:
  20,000,000       Discount note..............................................  11/18/96        19,950,228
  14,000,000       Discount note..............................................  11/20/96        13,960,839
  15,000,000       Discount note..............................................  12/10/96        14,914,200

                 Finova Capital Corporation:
  10,000,000       Discount note..............................................  11/12/96         9,983,836
  20,000,000       Discount note..............................................  11/13/96        19,964,000
  15,000,000       Discount note..............................................  11/14/96        14,971,021
   7,000,000       Discount note..............................................  11/18/96         6,982,481
   5,000,000       Discount note..............................................  11/27/96         4,979,778
  10,200,000       Discount note..............................................  01/22/97        10,074,540

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)

 Principal                                                                    Maturity        Value
   Amount        NATIONS CASH RESERVES                                          Date         (Note 1)
----------------------------------------------------------------------------------------------------------
                 COMMERCIAL PAPER (continued)

                 General Motors Acceptance Corporation:
 $ 9,000,000       Discount note..............................................  12/04/96      $  8,954,460
  15,000,000       Discount note..............................................  12/13/96        14,905,500
  10,000,000       Discount note..............................................  03/12/97         9,796,222

                 Gotham Funding Corporation,
  25,000,000       Discount note(a)...........................................  02/14/97        24,597,500

                 GTE Corporation:
  40,000,000       Discount note..............................................  11/07/96        39,964,867
  20,000,000       Discount note..............................................  11/15/96        19,958,856
  10,000,000       Discount note..............................................  11/18/96         9,975,067

                 International Securitization Corporation,
   9,542,000       Discount note(a)...........................................  12/27/96         9,461,847

                 Lehman Brothers Holdings Inc.:
  20,000,000       Discount note..............................................  11/13/96        19,964,532
   9,000,000       Discount note..............................................  01/07/97         8,904,190

                 Mitsubishi International Corporation:
  11,000,000       Discount note..............................................  11/08/96        10,988,600
  30,000,000       Discount note..............................................  01/03/97        29,718,075

                 National Bank of Canada:
  20,000,000       Discount note..............................................  11/26/96        19,931,389
  10,000,000       Discount note..............................................  03/07/97         9,802,249
  15,000,000       Discount note..............................................  06/02/97        14,486,138

                 New Center Asset Trust,
  25,000,000       Discount note..............................................  11/22/96        24,921,978

                 NYNEX Corporation:
  16,500,000       Discount note..............................................  11/18/96        16,458,704
   9,997,000       Discount note..............................................  11/22/96         9,966,093
   7,000,000       Discount note..............................................  12/16/96         6,953,624

                 ODC Capital Corporation,
  26,217,000       Discount note..............................................  12/04/96        26,089,629

                 Sumitomo Corporation of America:
  25,000,000       Discount note..............................................  11/08/96        24,973,555
  15,000,000       Discount note..............................................  11/15/96        14,968,792
  14,000,000       Discount note..............................................  12/11/96        13,915,378
  22,000,000       Discount note..............................................  12/23/96        21,829,036
   7,000,000       Discount note..............................................  01/31/97         6,903,388

                 TI Group Inc.,
   7,000,000       Discount note(a)...........................................  04/15/97         6,826,750

                 Tri-Lateral Capital (USA) Inc.,
  20,000,000       Discount note(a)...........................................  01/17/97        19,766,006
----------------------------------------------------------------------------------------------------------
                     Total Commercial Paper (Cost $659,225,152).........................       659,225,152
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)

 Principal                                                                    Maturity        Value
   Amount        NATIONS CASH RESERVES                                          Date         (Note 1)
----------------------------------------------------------------------------------------------------------
                 CORPORATE OBLIGATIONS -- 13.0%
                 Bank of New York,
 $25,000,000       5.130%.....................................................  03/07/97      $ 24,994,182

                 Bear Stearns Companies Inc.,
  25,000,000       5.484%+....................................................  11/04/96++      25,000,000

                 Beta Finance Inc.,
  25,000,000       5.570%+....................................................  11/05/96++      25,000,000

                 CS First Boston Inc.:
  25,000,000       5.460%+....................................................  11/01/96++      25,000,000
  25,000,000       5.480%+....................................................  11/01/96++      25,000,000

                 General Motors Acceptance Corporation,
  25,000,000       5.480%+....................................................  11/01/96++      24,996,500

                 Lehman Brothers Holdings Inc.,
  50,000,000       5.514%+....................................................  11/08/96++      50,000,000

                 Merrill Lynch & Company, Inc.,
  20,000,000       5.460%+....................................................  11/01/96++      20,000,000
----------------------------------------------------------------------------------------------------------
                     Total Corporate Obligations (Cost $219,990,682).....................      219,990,682
----------------------------------------------------------------------------------------------------------
                 MEDIUM TERM NOTES -- 2.4%
                 Bank of America,
   5,700,000       7.250%.....................................................  02/03/97         5,731,442

                 Bear Stearns Companies Inc.,
  25,000,000       5.025%.....................................................  02/10/97        25,000,000

                 Citicorp,
  10,000,000       8.550%.....................................................  02/12/97        10,095,848
----------------------------------------------------------------------------------------------------------
                     Total Medium Term Notes (Cost $40,827,290).........................        40,827,290
----------------------------------------------------------------------------------------------------------
                 GUARANTEED INVESTMENT CONTRACTS -- 7.4%
                 Jackson National Life Insurance Company,
  50,000,000       5.720%#....................................................  01/01/97++      50,000,000

                 New York Life Insurance Company,
  50,000,000       5.695%.....................................................  01/01/97++      50,000,000

                 Peoples Security Life Insurance Company,
  25,000,000       5.510%#....................................................  11/01/96++      25,000,000
----------------------------------------------------------------------------------------------------------
                     Total Guaranteed Investment Contracts (Cost $125,000,000).........        125,000,000
----------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.4%
                 Federal Home Loan Bank, (FHLB), Note,
  25,000,000       5.460%+....................................................  11/01/96++      25,000,000

                 Student Loan Marketing Association (SLMA), Note:
  25,000,000       5.580%+....................................................  11/01/96++      25,000,000
  25,000,000       5.480%+....................................................  11/05/96++      24,999,495
----------------------------------------------------------------------------------------------------------
                     Total U.S. Government Agency Obligations (Cost $74,999,495)........        74,999,495
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)

 Principal                                                                    Maturity        Value
   Amount        NATIONS CASH RESERVES                                          Date         (Note 1)
--------------------------------------------------------------------------------------------------------
                 U.S. TREASURY OBLIGATION -- 0.3% (Cost $5,028,114)

                 U.S. Treasury Note,
$  5,000,000       8.000%.....................................................  01/15/97  $    5,028,114
--------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENTS -- 17.2%

  40,000,000     Agreement with CS First Boston Corporation,
                   5.580% dated 10/31/96 to be repurchased at $40,006,200
                   on 11/01/96, collateralized by $42,045,000 FNMA Discount Notes,
                   due 11/19/96 - 03/03/97 (value $41,408,510)........................        40,000,000

  25,000,000     Agreement with CS First Boston Corporation,
                   5.625% dated 10/31/96 to be repurchased at $25,003,906
                   on 11/01/96, collateralized by $25,900,000 Qualified First Tier
                   Money Market Instruments, 5.340% due 01/27/97 (value
                   $25,554,235).......................................................        25,000,000

  75,000,000     Agreement with HSBC Securities,
                   6.000% dated 10/31/96 to be repurchased at $75,012,500
                   on 11/01/96, collateralized by $104,558,769 GNMA, 6.500% - 8.500%
                   due 05/15/11 - 10/15/26 (value $76,500,524)........................        75,000,000

 125,000,000     Agreement with Lehman Brothers Holdings Inc.,
                   5.600% dated 10/31/96 to be repurchased at $125,019,444
                   on 11/01/96, collateralized by $127,502,000 Qualified First Tier
                   Money Market Instruments, Zero-coupon - 5.450% due 11/01/96 -
                   07/18/97 (value $127,502,000)......................................       125,000,000

  25,000,000     Agreement with Merrill Lynch & Company, Inc.,
                   5.620% dated 10/31/96 to be repurchased at $25,003,903
                   on 11/01/96, collateralized by $27,000,000 Yankee Certificates of
                   Deposit (value $27,000,000)........................................        25,000,000
--------------------------------------------------------------------------------------------------------
                     Total Repurchase Agreements (Cost $290,000,000)..................       290,000,000
--------------------------------------------------------------------------------------------------------
   Shares
--------------------------------------------------------------------------------------------------------
                 MONEY MARKET FUNDS -- 4.1%
  40,586,548     AIM Liquid Asset Portfolio...........................................        40,586,548
   4,057,000     AIM Prime Fund.......................................................         4,057,000
  23,507,000     Dreyfus Cash Management Plus Fund....................................        23,507,000
     435,500     Fidelity Institutional Cash Variable Rate Fund.......................           435,500
--------------------------------------------------------------------------------------------------------
                     Total Money Market Funds (Cost $68,586,048)......................        68,586,048
--------------------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS (Cost $1,708,646,877*)...................   101.3%     $1,708,646,877
--------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)

                                                                                              Value
                                    NATIONS CASH RESERVES                                    (Note 1)
--------------------------------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES (NET).........................   (1.3)%
                 Other assets.........................................................    $    8,102,394
                 Payable for investment securities purchased..........................       (25,000,000)
                 Dividends payable....................................................        (4,198,945)
                 Investment advisory fee payable (Note 2).............................          (161,170)
                 Shareholder servicing and distribution fees payable (Note 3).........          (137,403)
                 Accrued Trustees' fees and expenses (Note 2).........................           (44,531)
                 Custodian fees payable (Note 2)......................................           (31,798)
                 Administration fee payable (Note 2)..................................           (18,420)
                 Accrued expenses and other payables..................................          (201,494)
--------------------------------------------------------------------------------------------------------
                 TOTAL OTHER ASSETS AND LIABILITIES (NET).............................       (21,691,367)
--------------------------------------------------------------------------------------------------------
                 NET ASSETS.................................................   100.0%     $1,686,955,510
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                 Capital Class Shares:
                 ($1,041,156,132 / 1,041,159,059 shares outstanding)..................    $         1.00
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                 Liquidity Class Shares:
                 ($129,992,695 / 129,993,060 shares outstanding)......................    $         1.00
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                 Adviser Class Shares:
                 ($365,307,097 / 365,308,126 shares outstanding)......................    $         1.00
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                 Market Class Shares:
                 ($150,499,586 / 150,500,020 shares outstanding)......................    $         1.00
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
   *  Aggregate cost for Federal tax purposes.
   +  Floating rate note. The interest rate shown reflects the rate currently in effect.
  ++  Reset date. Interest rates reset either daily, weekly, monthly, quarterly or semi-annually.
   #  Security subject to a demand feature which allows the Fund to put the security back to the issuer from 7 to 180 calendar days.
 (a)  Security is not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
--------------------------------------------------------------------------------------------------------
                 AT OCTOBER 31, 1996 NET ASSETS CONSIST OF:
                 Accumulated net realized loss on investments sold....................    $       (4,755)
                 Paid-in capital......................................................     1,686,960,265
--------------------------------------------------------------------------------------------------------
                 NET ASSETS...........................................................    $1,686,955,510
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS                           NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)

 Principal                                                                    Maturity       Value
   Amount                         NATIONS TREASURY RESERVES                     Date        (Note 1)
-------------------------------------------------------------------------------------------------------
                 U.S. TREASURY OBLIGATIONS -- 25.3%
                 U.S. TREASURY BILLS -- 13.0%
$ 35,000,000     Discount note#.............................................  02/06/97   $   34,523,083
   5,000,000     Discount note#.............................................  04/03/97        4,887,375
   5,000,000     Discount note..............................................  04/10/97        4,886,111
   5,000,000     Discount note..............................................  05/01/97        4,870,535
  10,000,000     Discount note#.............................................  08/21/97        9,550,733
   5,000,000     Discount note..............................................  10/16/97        4,740,552
-------------------------------------------------------------------------------------------------------
                                                                                             63,458,389
-------------------------------------------------------------------------------------------------------
                 U.S. TREASURY NOTES -- 10.3%
   5,000,000     8.000%#....................................................  01/15/97        5,028,114
  20,000,000     6.875%#....................................................  02/28/97       20,108,718
   5,000,000     6.625%.....................................................  03/31/97        5,024,667
  10,000,000     6.500%#....................................................  04/30/97       10,027,080
   5,000,000     6.125%#....................................................  05/31/97        5,010,830
   5,000,000     5.750%.....................................................  09/30/97        5,002,341
-------------------------------------------------------------------------------------------------------
                                                                                             50,201,750
-------------------------------------------------------------------------------------------------------
                 U.S. TREASURY STRIP -- 2.0%
  10,000,000     Zero coupon................................................  11/15/96        9,980,560
-------------------------------------------------------------------------------------------------------
                 Total U.S. Treasury Obligations (Cost $123,640,699)..................      123,640,699
-------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENTS -- FIXED RATE -- 81.0%
 121,000,000     Agreement with Bankers Trust Company,
                   5.550% dated 10/31/96 to be repurchased at $121,018,654
                   on 11/01/96, collateralized by $43,482,000 U.S. Treasury Bills due
                   02/06/97 - 10/16/97; $9,945,000 U.S. Treasury Bond, 8.875% due
                   08/15/17; $67,096,000 U.S. Treasury Notes, 4.375% - 8.750% due
                   11/15/96 - 06/30/01 (value $123,469,466)...........................      121,000,000
  89,667,000     Agreement with CS First Boston Corporation,
                   Interest is payable monthly. The agreement is terminable by the fund daily. The final maturity of the agreement is 07/01/97, collateralized by $20,391,000 U.S. Treasury Strips, Principal Only,
                   due 11/15/14 - 08/15/17; $173,720,604 U.S. Treasury Strips,
                   Interest Only, due 05/15/97 - 02/15/15 (value $91,462,930)##.......       89,667,000
  24,000,000     Agreement with Deutsche Bank Financial Inc.,
                   5.550% dated 10/31/96 to be repurchased at $24,003,700
                   on 11/01/96, collateralized by $23,903,000 U.S. Treasury Note,
                   6.250% due 07/31/98 (value $24,480,975)............................       24,000,000
  24,000,000     Agreement with Dresdner Bank Inc.,
                   5.550% dated 10/31/96 to be repurchased at $24,003,700
                   on 11/01/96, collateralized by $21,645,000 U.S. Treasury Note,
                   7.875% due 11/15/04 (value $24,484,068)............................       24,000,000
  24,000,000     Agreement with Goldman Sachs & Company,
                   5.580% dated 10/31/96 to be repurchased at $24,003,720
                   on 11/01/96, collateralized by $27,925,000 GNMA, 7.125% due
                   07/20/25 (value $24,483,888).......................................       24,000,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)

 Principal                                                                                   Value
   Amount        NATIONS TREASURY RESERVES                                                 (Note 1)
-------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENTS -- FIXED RATE (continued)
 $24,000,000     Agreement with HSBC Securities,
                   5.600% dated 10/31/96 to be repurchased at $24,003,733
                   on 11/01/96, collateralized by $23,807,000 U.S. Treasury Notes,
                   5.500% - 7.125% due 02/29/00 - 04/30/00 (value $24,484,691)........     $ 24,000,000

   9,000,000     Agreement with Lehman Brothers Holdings Inc.,
                   5.580% dated 10/31/96 to be repurchased at $9,001,395
                   on 11/01/96, collateralized by $8,485,000 U.S. Treasury Note,
                   7.750% due 11/30/99 (value $9,176,167).............................        9,000,000

  24,000,000     Agreement with Merrill Lynch & Company, Inc.,
                   5.580% dated 10/31/96 to be repurchased at $24,003,720
                   on 11/01/96, collateralized by $29,697,100 GNMA, 6.000% - 7.000%
                   due 11/20/24 - 10/20/26 (value $24,566,245)........................       24,000,000

  24,000,000     Agreement with Morgan Stanley Group Inc.,
                   5.580% dated 10/31/96 to be repurchased at $24,003,720
                   on 11/01/96, collateralized by $38,122,118 GNMA, 6.500% - 9.500%
                   due 07/15/07 - 10/15/26 (value $24,825,880)........................       24,000,000

   9,000,000     Agreement with Smith Barney & Company,
                   5.580% dated 10/31/96 to be repurchased at $9,001,395
                   on 11/01/96, collateralized by $8,835,000 U.S. Treasury Note,
                   6.500% due 05/05/15 (value $9,180,727).............................        9,000,000

  24,000,000     Agreement with UBS Securities, Inc.,
                   5.580% dated 10/31/96 to be repurchased at $24,003,720
                   on 11/01/96, collateralized by $32,609,491 GNMA, 6.500% - 7.250%
                   due 09/20/23 - 02/20/25 (value $24,480,897)........................       24,000,000
-------------------------------------------------------------------------------------------------------
                       Total Repurchase Agreements -- Fixed Rate (Cost $396,667,000)..      396,667,000
-------------------------------------------------------------------------------------------------------

                 REPURCHASE AGREEMENTS -- TERM -- 9.2%
  15,000,000     Agreement with CIBC Wood Gundy Securities Corporation,
                   5.250%, terminable by the Portfolio daily, with a final maturity date of 12/16/96. Interest receivable as of 10/31/96 was $4,375 collateralized by $15,120,000 U.S. Treasury Note, 6.875% due
                   03/31/97 (value $15,303,029).......................................       15,000,000

  15,000,000     Agreement with Lehman Brothers Holdings Inc.,
                   5.280%, terminable by the Portfolio daily, with a final maturity date of 11/04/96. Interest receivable as of 10/31/96 was $63,800 collateralized by $78,845,000 U.S. Treasury Strips, Principal Only,
                   due 08/15/20 (value $15,300,661)...................................       15,000,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)

 Principal                                                                                   Value
   Amount        NATIONS TREASURY RESERVES                                                 (Note 1)
-------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENTS -- TERM (continued)
 $15,000,000     Agreement with Smith Barney & Company,
                   5.280%, terminable by the Portfolio daily, with a final maturity date of 11/04/96. Interest receivable as of 10/31/96 was $63,800 collateralized by $14,789,000 U.S. Treasury Note, 7.250% due
                   02/15/98 (value $15,300,564).......................................     $ 15,000,000
-------------------------------------------------------------------------------------------------------
                       Total Repurchase Agreements -- Term (Cost $45,000,000).........       45,000,000
-------------------------------------------------------------------------------------------------------
   Shares
-------------------------------------------------------------------------------------------------------
                 MONEY MARKET FUNDS -- 3.1%
   9,155,000     AIM Treasury Fund....................................................        9,155,000
   2,301,000     Dreyfus Treasury Cash Management Fund................................        2,301,000
   3,837,000     Fidelity Institutional Cash Fund.....................................        3,837,000
-------------------------------------------------------------------------------------------------------
                       Total Money Market Funds (Cost $15,293,000)....................       15,293,000
-------------------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS (Cost $580,600,699*).....................   118.6%       580,600,699
-------------------------------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES (NET).........................  (18.6)%
                 Other assets.........................................................          808,946
                 Payable for reverse repurchase agreement (Note 1)....................      (89,667,000)
                 Dividends payable....................................................       (2,054,519)
                 Shareholder servicing and distribution fees payable (Note 3).........          (51,527)
                 Investment advisory fee payable (Note 2).............................          (37,051)
                 Accrued Trustees' fees and expenses..................................          (24,066)
                 Custodian fees payable (Note 2)......................................          (23,920)
                 Administration fee payable (Note 2)..................................           (6,091)
                 Accrued expenses and other payables..................................          (52,429)
-------------------------------------------------------------------------------------------------------
                 TOTAL OTHER ASSETS AND LIABILITIES (NET).............................      (91,107,657)
-------------------------------------------------------------------------------------------------------
                 NET ASSETS.................................................   100.0%    $  489,493,042
=======================================================================================================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE

                 Capital Class Shares:
                 ($261,106,002 / 261,121,303 shares outstanding)......................   $         1.00
=======================================================================================================

                 Liquidity Class Shares:
                 ($7,417,200 / 7,417,636 shares outstanding)..........................   $         1.00
=======================================================================================================

                 Adviser Class Shares:
                 ($143,174,389 / 143,182,780 shares outstanding)......................   $         1.00
=======================================================================================================
                 Market Class Shares:
                 ($77,795,451 / 77,800,010 shares outstanding)........................   $         1.00
=======================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)

                   NATIONS TREASURY RESERVES
--------------------------------------------------------------------------------------------------------
   *  Aggregate cost for Federal tax purposes.
   +  Rate resets daily. The interest rate shown reflects the rate currently in effect.
   #  Denotes securities subject to repurchase under reverse repurchase agreements as of October 31,
      1996 (Note 1).
  ##  Security segregated as collateral for reverse repurchase agreement.
--------------------------------------------------------------------------------------------------------

                AT OCTOBER 31, 1996 NET ASSETS CONSIST OF:

                Accumulated net realized loss on investments sold.......................    $    (27,839)
                Paid-in capital.........................................................     489,520,881
--------------------------------------------------------------------------------------------------------
                NET ASSETS..............................................................    $489,493,042
========================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS                           NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)

 Principal                                                                   Maturity        Value
  Amount       NATIONS GOVERNMENT RESERVES                                     Date         (Note 1)
------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 63.2%
               FEDERAL FARM CREDIT BANK (FFCB) NOTES -- 7.7%
$ 5,000,000    5.300%+...................................................    11/01/96++    $ 4,998,747
  5,000,000    5.300%+...................................................    11/01/96++      4,998,226
  5,000,000    5.600%....................................................    06/03/97        4,995,896
  5,000,000    5.840%....................................................    06/18/97        4,995,198
------------------------------------------------------------------------------------------------------
                                                                                            19,988,067
------------------------------------------------------------------------------------------------------
               FEDERAL HOME LOAN BANK (FHLB) -- 13.7%
  4,000,000    Discount note.............................................    11/14/96        3,992,532
               Notes:
 10,000,000    5.460%+...................................................    11/01/96++     10,000,000
  3,000,000    4.860%....................................................    02/07/97        2,999,180
  5,000,000    5.265%....................................................    03/13/97        5,000,000
  3,000,000    5.392%....................................................    03/18/97        3,000,000
  2,605,000    5.400%....................................................    03/20/97        2,604,310
  4,000,000    5.850%....................................................    11/06/97        4,000,000
  4,000,000    5.800%....................................................    11/07/97        4,000,000
------------------------------------------------------------------------------------------------------
                                                                                            35,596,022
------------------------------------------------------------------------------------------------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 12.0%
  3,000,000    Discount note.............................................    11/14/96        2,994,340
  3,000,000    Discount note.............................................    11/19/96        2,992,230
  3,000,000    Discount note.............................................    11/20/96        2,991,799
  6,000,000    Discount note.............................................    11/21/96        5,982,708
  8,000,000    Discount note.............................................    12/11/96        7,953,756
  2,580,000    Discount note.............................................    01/02/97        2,556,761
  3,000,000    Discount note.............................................    01/07/97        2,970,799
  3,000,000    Discount note.............................................    01/16/97        2,966,813
------------------------------------------------------------------------------------------------------
                                                                                            31,409,206
------------------------------------------------------------------------------------------------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 6.4%
  3,000,000    Discount note.............................................    12/09/96        2,983,533
  3,000,000    Discount note.............................................    12/27/96        2,975,780
  3,000,000    Discount note.............................................    03/18/97        2,937,208
  3,000,000    Discount note.............................................    09/08/97        2,862,124
               Note,
  5,000,000    5.340%+...................................................    11/05/96++      4,998,567
------------------------------------------------------------------------------------------------------
                                                                                            16,757,212
------------------------------------------------------------------------------------------------------
               STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 23.4%
  3,000,000    Discount note.............................................    12/18/96        2,979,555
               Notes:
 10,000,000    5.580%+...................................................    11/01/96++     10,000,000
 20,000,000    5.350%+...................................................    11/05/96++     19,971,440
 10,000,000    5.360%+...................................................    11/05/96++      9,997,127

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)

 Principal                                                                   Maturity        Value
  Amount       NATIONS GOVERNMENT RESERVES                                     Date         (Note 1)
------------------------------------------------------------------------------------------------------
               STUDENT LOAN MARKETING ASSOCIATION (SLMA) (continued)
$ 8,000,000    5.370%+...................................................    11/05/96++   $  8,000,000
  5,000,000    5.480%+...................................................    11/05/96++      4,999,874
  5,000,000    5.870%....................................................    06/30/97        5,004,678
------------------------------------------------------------------------------------------------------
                                                                                            60,952,674
------------------------------------------------------------------------------------------------------
                   Total U.S. Government Agency Obligations (Cost $164,703,181)......      164,703,181
------------------------------------------------------------------------------------------------------
               U.S. TREASURY OBLIGATIONS -- 5.8%
               U.S. Treasury Notes:
  5,000,000    6.250%....................................................    01/31/97        5,014,051
  5,000,000    6.750%....................................................    02/28/97        5,025,401
  5,000,000    6.500%....................................................    04/30/97        5,013,540
------------------------------------------------------------------------------------------------------
                   Total U.S. Treasury Obligations (Cost $15,052,992)................       15,052,992
------------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENT -- FIXED RATE -- 26.0%
 12,000,000    Agreement with Lehman Brothers Holdings Inc.,
                 5.580% dated 10/31/96 to be repurchased at $12,001,860
                 on 11/01/96, collateralized by $8,085,000 FNMA, 7.990%
                 due 11/01/96; $4,360,000 FNMA Strips due 11/13/96 -
                  06/20/97 (value $12,240,665)...........................                   12,000,000

 55,913,000    Agreement with CS First Boston Corporation,
                 5.580% dated 10/31/96 to be repurchased at $55,921,667
                 on 11/01/96, collateralized by $54,525,000 U.S. Treasury
                 Notes, 5.000% - 8.500% due 11/30/96 - 02/15/05
                 (value $57,947,836).....................................                   55,913,000
------------------------------------------------------------------------------------------------------
                   Total Repurchase Agreements -- Fixed Rate (Cost $67,913,000)......       67,913,000
------------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENT -- TERM -- 7.7% (Cost $20,000,000)
 20,000,000    Agreement with Smith Barney & Company,
                 5.280%** terminable by the Portfolio daily, with a final
                 maturity date of 11/04/96. Interest receivable as of
                 10/31/96 was $85,067, collateralized by $8,579,000 U.S.
                 Treasury Note, 6.500% due 05/15/05; $19,169,000 U.S.
                 Treasury Strips, Interest Only, due 10/15/04 (value
                 $20,400,199)............................................                   20,000,000
------------------------------------------------------------------------------------------------------
    Shares
------------------------------------------------------------------------------------------------------
               MONEY MARKET FUND -- 0.2% (Cost $528,000)
    528,000    Fidelity Institutional Cash Fund......................................          528,000
------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS (Cost $268,197,173*)....................    102.9 %       268,197,173
------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)

               NATIONS GOVERNMENT RESERVES
------------------------------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES (NET)........................     (2.9)%
               Other assets..........................................................     $  1,614,126
               Payable for investment securities purchased...........................       (8,000,000)
               Dividends payable.....................................................         (894,641)
               Shareholder servicing and distribution fees payable (Note 3)..........          (61,684)
               Investment advisory fee payable (Note 2)..............................          (15,342)
               Accrued Trustees' fees and expenses (Note 2)..........................           (8,422)
               Custodian fees payable (Note 2).......................................           (7,106)
               Administration fee payable (Note 2)...................................           (2,817)
               Accrued expenses and other payables...................................          (62,573)
------------------------------------------------------------------------------------------------------
               TOTAL OTHER ASSETS AND LIABILITIES (NET)..............................       (7,438,459)
------------------------------------------------------------------------------------------------------
               NET ASSETS................................................    100.0 %      $260,758,714
------------------------------------------------------------------------------------------------------

               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE

               Capital Class Shares:
               ($44,203,793 / 44,204,267 shares outstanding).........................     $       1.00
======================================================================================================

               Liquidity Class Shares:
               ($700,692 / 700,700 shares outstanding)...............................     $       1.00
======================================================================================================

               Adviser Class Shares:
               ($22,056,338 / 22,056,578 shares outstanding).........................     $       1.00
======================================================================================================

               Market Class Shares:
               ($193,797,891 / 193,800,020 shares outstanding).......................     $       1.00
======================================================================================================

*  Aggregate cost for Federal tax purposes

** Rate resets daily. The interest rate shown reflects the rate currently in effect.

+ Floating rate note. The interest rate shown reflects the rate currently in effect.

++ Reset date.

------------------------------------------------------------------------------------------------------
               AT OCTOBER 31, 1996 NET ASSETS CONSIST OF:
               Accumulated net realized loss on investments sold.....................     $     (2,062)
               Paid-in capital.......................................................      260,760,776
------------------------------------------------------------------------------------------------------
               NET ASSETS............................................................     $260,758,714
======================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS                           NATIONS INSTITUTIONAL RESERVES

OCTOBER 31, 1996 (unaudited)

 Principal                                                                                  Value
  Amount       NATIONS MUNICIPAL RESERVES                                                 (Note 1)
-----------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES -- 97.5%
               ALABAMA -- 5.9%
               Columbia, Alabama, Industrial Development Board, PCR, (Alabama Power
                 Company Project), Series A,
 $2,200,000      3.650% due 05/01/22+..................................................   $ 2,200,000
               Fort Payne, Alabama, Industrial Development Board, Industrial Development
                 Revenue, (Brookwood Expansion Project), (AmSouth Bank N.A., Birmingham
                 LOC),
  1,300,000      3.700% due 12/01/97++.................................................     1,300,000
               Gadsden, Alabama, Industrial Development Board, PCR, (Alabama Power
                 Company Project),
  1,900,000      3.650% due 06/01/15+..................................................     1,900,000
               Homewood, Alabama, Education Building Authority, Educational Facilities,
                 (Samford University), Series C, (AmSouth Bank N.A., Birmingham LOC),
  1,265,000      3.600% due 12/01/13++.................................................     1,265,000
               McIntosh, Alabama, Industrial Development Board, PCR, (Ciba-Geigy
                 Corporation Project), Series A, (Swiss Bank LOC),
  2,200,000      3.550% due 12/01/03++.................................................     2,200,000
               Mobile, Alabama, Industrial Development Board, PCR, (Alabama Power
                 Company Project),
  3,000,000      3.650% due 06/01/15+..................................................     3,000,000
               Parrish, Alabama, Industrial Development Board, PCR, (Alabama Power
                 Company Project),
  1,400,000      3.650% due 06/01/15+..................................................     1,400,000
-----------------------------------------------------------------------------------------------------
                                                                                           13,265,000
-----------------------------------------------------------------------------------------------------
               ALASKA -- 0.8%
               Valdez, Alaska, Marine Terminal Revenue, (Arco Transportation Project),
                 Series B,
  1,900,000      3.650% due 05/01/31++.................................................     1,900,000
-----------------------------------------------------------------------------------------------------
               ARIZONA -- 1.3%
               Glendale, Arizona, United High School District, No. 205, TAN, Series A,
  2,000,000      4.400% due 07/31/97...................................................     2,005,745
               Pinal (County of), Arizona, Industrial Development Authority, PCR,
                 (Magma Copper Company Project), (Banque Nationale de Paris LOC),
  1,000,000      3.550% due 12/01/11++.................................................     1,000,000
-----------------------------------------------------------------------------------------------------
                                                                                            3,005,745
-----------------------------------------------------------------------------------------------------
               ARKANSAS -- 1.0%
               Little Rock, Arkansas, Metrocenter, Improvement District No. 1 Revenue,
                 (Little Rock Newspapers Inc. Project), (Bank of New York, N.Y. LOC),
  2,300,000      3.650% due 12/01/25+..................................................     2,300,000
-----------------------------------------------------------------------------------------------------
               CALIFORNIA -- 4.3%
               Los Angeles, California, Regional Airports Improvement Corporation Lease
                 Revenue, (Societe Generale de France LOC),
  5,600,000      3.650% due 12/01/25+..................................................     5,600,000
               San Bernardino (County of), California, TRAN, GO, (Toronto Dominion
                 Bank, Landesbank Hessen LOC),
  3,000,000      4.500% due 06/30/97...................................................     3,011,918

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES
October 31, 1996 (unaudited)

 Principal                                                                                  Value
  Amount       NATIONS MUNICIPAL RESERVES                                                 (Note 1)
-----------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               CALIFORNIA (continued)
               San Diego, California, Industrial Development Revenue, (Kaiser Aerospace
                 and Electrical Project), Series A, AMT, (ABN-AMRO Bank LOC),
 $1,200,000      3.700% due 10/01/07++.................................................   $ 1,200,000
-----------------------------------------------------------------------------------------------------
                                                                                            9,811,918
-----------------------------------------------------------------------------------------------------
               COLORADO -- 2.8%
               Colorado (State of), Health Facilities Authority Revenue, (Goodwill
                 Industries), (Bank One of Denver LOC),
  1,835,000      3.600% due 12/01/04++.................................................     1,835,000
               Colorado (State of), Post Secondary Educational Authority, Economic
                 Development Revenue, (U.S. Swimming), (Bank One LOC),
  1,400,000      3.650% due 06/01/11++.................................................     1,400,000
               Colorado (State of), Student Obligation Authority, Student Loan Revenue,
                 Series B, AMT, (Student Loan Marketing Association LOC),
  2,000,000      3.600% due 07/01/20++.................................................     2,000,000
               Larimer (County of), Colorado, Industrial Development Revenue, (Ultimate
                 Support System Project), Series A, (Bank One of Denver LOC),
  1,150,000      3.600% due 06/01/10++.................................................     1,150,000
-----------------------------------------------------------------------------------------------------
                                                                                            6,385,000
-----------------------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA -- 1.6%
               District of Columbia, Hospital Revenue, (Columbia Women's Hospital),
                 Series A, (Mitsubishi Bank Ltd. LOC),
  1,500,000      3.700% due 07/01/20++.................................................     1,500,000
               District of Columbia Revenue, (Georgetown University), Series D,
                 (Bayerische Landesbank LOC),
  2,100,000      3.550% due 04/01/17++.................................................     2,100,000
-----------------------------------------------------------------------------------------------------
                                                                                            3,600,000
-----------------------------------------------------------------------------------------------------
               FLORIDA -- 4.7%
               Brevard (County of), Florida, Multi-family Housing Authority Revenue,
                 (Malabar Lakes & Park Village), Series A, (First Bank, Minneapolis
                 LOC),
  2,575,000      3.650% due 12/01/10++.................................................     2,575,000
               Fort Walton Beach, Florida, Industrial Development Revenue, (Burton Golf
                 Inc. Project), AMT, (Columbus Bank & Trust Company LOC),
  2,000,000      3.800% due 10/01/11++.................................................     2,000,000
               Jacksonville, Florida, Health Facilities Authority, (Baptist Health
                 Properties Project), (Barnett Bank (Jacksonville) LOC),
  2,500,000      3.650% due 06/01/20+..................................................     2,500,000
               Orange (County of), Florida, Health Facilities Authority Revenue,
                 (Mayflower Retirement Community Project), (Rabobank Nederland LOC),
  1,000,000      3.650% due 03/01/18++.................................................     1,000,000
               Orange (County of), Florida, Housing Finance Agency, Series B, AMT,
  2,500,000      3.650% due 04/01/97...................................................     2,500,000
-----------------------------------------------------------------------------------------------------
                                                                                           10,575,000
-----------------------------------------------------------------------------------------------------
               GEORGIA -- 7.0%
               Clayton (County of), Georgia, Multi-family Housing Authority Revenue:
                 (Rolling Hills Apartments Project), (AmSouth Bank N.A., Birmingham
                 LOC),
  1,820,000      3.700% due 06/15/17++.................................................     1,820,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)


 Principal                                                                                  Value
  Amount       NATIONS MUNICIPAL RESERVES                                                 (Note 1)
-----------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               GEORGIA (continued)
               Clayton (County of), Georgia, Multi-family Housing Authority Revenue
                 (continued):
               (Ten Oaks Apartments Project), Series F, (FSA Insured),
                 (Barclays Bank Plc LOC),
 $1,760,000      3.550% due 01/01/21++.................................................   $ 1,760,000
               Cobb (County of), Georgia, Residential Care Facilities Authority
                 Revenue, (Presbyterian Homes Project), (Trust Company Bank LOC),
  3,800,000      3.600% due 08/01/18++.................................................     3,800,000
               Crisp County-Cordele, Georgia, Industrial Development Authority Revenue,
                 (Florida Seed Company Inc. Project), AMT,
                 (SouthTrust Bank of Alabama LOC),
  1,200,000      3.850% due 12/01/10++.................................................     1,200,000
               De Kalb (County of), Georgia, Housing Authority, Multi-family Housing
                 Revenue: (Camden Brook Project), (FNMA Insured),
  2,800,000      3.550% due 06/15/25++.................................................     2,800,000
                 (Cedar Creek Apartments Project), AMT,
                 (General Electric Capital Corporation Insured),
  1,400,000      3.900% due 12/01/20++.................................................     1,400,000
                 (Terrace Club Project), Series A, (AmSouth Bank N.A. LOC),
  1,000,000      3.700% due 11/01/15++.................................................     1,000,000
               Smyrna, Georgia, Multi-family Housing Authority Revenue, (Hills of Post
                 Village Project), (FNMA Collateral Agreement),
  2,000,000      3.550% due 06/01/25++.................................................     2,000,000
-----------------------------------------------------------------------------------------------------
                                                                                           15,780,000
-----------------------------------------------------------------------------------------------------
               ILLINOIS -- 13.2%
               Burbank, Illinois, Industrial Development Revenue, (Service Merchandise,
                 Inc. Project), (Canadian Imperial Bank of Commerce LOC),
    400,000      3.650% due 09/15/24+++................................................       400,000
               Chicago, Illinois, O'Hare International Airport, American Airlines Inc.:
                 Series A, (Westdeutsche Landesbank LOC),
  6,800,000      3.650% due 12/01/17+..................................................     6,800,000
                 Series C, (Royal Bank of Canada LOC),
  1,300,000      3.650% due 12/01/17+..................................................     1,300,000
                 Series D, (Royal Bank of Canada LOC),
    800,000      3.650% due 12/01/17+..................................................       800,000
               Illinois (State of), Development Finance Authority Revenue:
                 (Chicago Symphony Orchestra), (Northern Trust Company LOC),
  2,000,000      3.600% due 12/01/28++.................................................     2,000,000
                 (Residential Rental River Oaks Project), AMT, (Swiss Bank Corporation
                 LOC),
  1,500,000      3.600% due 12/15/19++.................................................     1,500,000
               Illinois (State of), Development Financial Authority, Industrial
                 Development Revenue:
                 (Quality Screw & Nut Company Project), AMT, (National Bank of Detroit
                 LOC),
  1,700,000      3.750% due 05/01/15++.................................................     1,700,000
                 (Randolph Pickle Corporation Project), (American National Bank and
                 Trust Company (Chicago) LOC),
    800,000      3.800% due 06/01/12++.................................................       800,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)


 Principal                                                                                  Value
  Amount       NATIONS MUNICIPAL RESERVES                                                  (Note 1)
-----------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               ILLINOIS (continued)
               Illinois (State of), Development Financial Authority, Industrial
                 Development Revenue (continued):
                 (Unique Building Corporation Project), AMT, (American National Bank and
                 Trust Company (Chicago) LOC),
 $1,200,000      3.800% due 05/01/09++.................................................   $ 1,200,000
               Illinois (State of), Education Facilities Authority Revenue,
                 (Northwestern University, First National Bank (Chicago) SBPA),
  1,400,000      3.650% due 12/01/25++.................................................     1,400,000
               Illinois (State of), Health Facilities Authority Revenue:
                 Health, Hospital & Nursing Home Improvements, (Streeterville
                 Corporation Project), Series B, (First National Bank (Chicago) LOC),
  1,000,000      3.600% due 08/15/23++.................................................     1,000,000
                 (Multi-family Park Plaza Center), (ABN-AMRO Bank LOC),
  3,000,000      3.600% due 09/15/20++.................................................     3,000,000
                 (Resurrection Health Care Systems), (First National Bank of Chicago,
                 NBD Bank, Comerica Bank, Lasalle Bank (SBPA)),
  4,500,000      3.650% due 05/01/11+..................................................     4,500,000
                 (Victory Health Project), Series C,
  2,000,000      3.600% due 12/05/96...................................................     2,000,000
               Lombard Village, Illinois, Industrial Project Revenue, B&H Partnership,
                 (Comerica Bank LOC),
  1,500,000      3.875% due 10/01/13++.................................................     1,500,000
-----------------------------------------------------------------------------------------------------
                                                                                           29,900,000
-----------------------------------------------------------------------------------------------------
               INDIANA -- 3.0%
               Auburn, Indiana, Economic Development Revenue, (RJ Tower Corporation
                 Project), AMT, (Comerica Bank LOC),
  1,680,000      3.900% due 09/01/00++.................................................     1,680,000
               Carmel Clay, Indiana, Schools Tax Anticipation Warrants, Transportation
                 Fund,
  1,200,000      3.740% due 12/31/96...................................................     1,200,264
               Indiana Bond Bank, Advance Funding Notes,
    650,000      4.250% due 01/09/97...................................................       650,860
               Indianapolis, Indiana, Local Public Improvement, Bond Bank Notes,
                 Series A,
    830,000      6.669% due 12/01/96...................................................       830,000
               Indianapolis, Indiana, Multi-family Housing Revenue, (Canal Square
                 Project),
  1,300,000      3.500% due 12/01/15++.................................................     1,300,000
               Kendallville, Indiana, Revenue, (McCray Memorial Hospital Project),
                 (First National Bank (Chicago) LOC),
  1,085,000      3.650% due 01/01/04++.................................................     1,085,000
-----------------------------------------------------------------------------------------------------
                                                                                            6,746,124
-----------------------------------------------------------------------------------------------------
               IOWA -- 2.2%
               Iowa (State of), School Corporations, Warrant Certificates:
                 (Iowa School Cash Anticipation Program), Series B, (FSA Insured),
  2,000,000      4.250% due 01/30/97...................................................     2,004,050
                 Series A, (FSA Insured),
  3,000,000      4.750% due 06/27/97...................................................     3,015,043
-----------------------------------------------------------------------------------------------------
                                                                                            5,019,093
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)


 Principal                                                                                  Value
  Amount       NATIONS MUNICIPAL RESERVES                                                 (Note 1)
-----------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               KENTUCKY -- 3.5%
               Daviess (County of), Kentucky, Solid Waste Disposal Facilities Revenue,
                 (Scott Paper Company Project), Series B, AMT, (Kimberly Clark
                 Guaranteed),
 $3,700,000      3.800% due 05/01/24+..................................................  $3,700,000
               Jefferson (County of), Kentucky, Industrial Building Revenue, (Seven
                 Counties Services Inc. Project), (Bank One LOC),
  1,595,000      3.600% due 06/01/11++.................................................   1,595,000
               Jefferson (County of), Kentucky, Industrial Development Revenue,
                 (Belknap Inc. Project), (Chemical Bank LOC),
  1,296,000      3.450% due 12/01/14+++................................................   1,296,000
               Jeffersontown, Kentucky, Industrial Building Revenue, (Raque Food System
                 Inc. Project), AMT, (PNC Bank LOC),
  1,300,000      3.850% due 04/01/20++.................................................   1,300,000
---------------------------------------------------------------------------------------------------
                                                                                          7,891,000
---------------------------------------------------------------------------------------------------
               MARYLAND -- 1.0%
               Montgomery (County of), Maryland, Industrial Development Revenue,
                 (Information Systems and Network Corporation Project), (PNC Bank LOC),
    200,000      3.550% due 04/01/14+++................................................     200,000
               Prince Georges (County of), Maryland, Housing Authority Mortgage
                 Revenue, (Laurel-Oxford Project), (Bankers Trust Company LOC),
  2,000,000      3.625% due 10/01/07++.................................................   2,000,000
---------------------------------------------------------------------------------------------------
                                                                                          2,200,000
---------------------------------------------------------------------------------------------------
               MISSISSIPPI -- 1.1%
               Flowood, Mississippi, Industrial Development Revenue, (BSC Steel Inc.
                 Project), AMT, (PNC Bank LOC),
  2,500,000      3.900% due 11/01/01++.................................................   2,500,000
---------------------------------------------------------------------------------------------------
               MONTANA -- 0.4%
               Billings, Montana, Industrial Development Revenue, (CFS-Continental
                 Project),
                 (Toronto Dominion Bank LOC),
  1,000,000      3.600% due 12/01/14++.................................................   1,000,000
---------------------------------------------------------------------------------------------------
               NEBRASKA -- 0.5%
               Omaha, Nebraska, Auditorium Facilities Corporation Lease Revenue, (Omaha
                 Civic Auditorium Project),
  1,095,000      3.850% due 08/15/97...................................................   1,093,676
---------------------------------------------------------------------------------------------------
               NORTH DAKOTA -- 0.4%
               Mercer (County of), North Dakota, Solid Waste Disposal Revenue, AMT,
                 National Rural Utilities, Series A, (CFC Insured),
  1,000,000      3.700% due 03/01/97...................................................   1,000,000
---------------------------------------------------------------------------------------------------
               OHIO -- 2.8%
               Centerville, Ohio, Health Care Revenue, (Bethany Lutheran Village
                 Project), (PNC Bank of Ohio LOC),
  1,000,000      3.550% due 11/01/13++.................................................   1,000,000
               Cuyhoga (County of), Ohio, Industrial Development Revenue, (Pleasant
                 Lake Project), (Key Bank, N.A. LOC),
    990,000      3.650% due 05/01/11++.................................................     990,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)


 Principal                                                                                  Value
  Amount       NATIONS MUNICIPAL RESERVES                                                 (Note 1)
-----------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               OHIO (continued)
               Greene (County of), Ohio, Industrial Development Revenue, (AFC Stamping
                 Project), AMT, (Key Bank, N.A. LOC),
 $1,000,000      3.800% due 09/01/16++.................................................    $1,000,000
               Ohio (State of), Housing Finance Agency, Multi-family Housing Revenue,
                 Kenwood Congregate Retirement Community, (Morgan Guaranty Trust
                 Company LOC),
  2,355,000      3.500% due 12/01/15+++................................................     2,355,000
               Trumbull (County of), Ohio, Industrial Development Revenue,
                 (ATD Corporation Project), AMT, (Key Bank, N.A. LOC),
  1,000,000      3.800% due 08/01/10++.................................................     1,000,000
-----------------------------------------------------------------------------------------------------
                                                                                            6,345,000
-----------------------------------------------------------------------------------------------------
               OKLAHOMA -- 0.4%
               Tulsa (County of), Oklahoma, Independent School District No. 5, GO,
                 (AMBAC Insured),
  1,000,000      5.200% due 04/01/97...................................................     1,007,640
-----------------------------------------------------------------------------------------------------
               PENNSYLVANIA -- 3.6%
               Chester (County of), Pennsylvania, Industrial Development Revenue,
                 (Keystone Foods Corporation Project), (Bank of Scotland LOC),
    400,000      3.950% due 10/15/99+++................................................       400,000
               Delaware (County of), Pennsylvania, Industrial Development Authority, PCR,
                 (BP Oil Inc. Project):
  2,800,000      3.650% due 12/01/09+..................................................     2,800,000
  2,700,000      3.650% due 10/01/19+..................................................     2,700,000
               Schuylkill (County of), Pennsylvania, Industrial Development Authority
                 Revenue, Industrial Development, (PNC Bank LOC):
                 (Bon-Ton Stores Project), AMT,
  1,000,000      3.850% due 02/01/12++.................................................     1,000,000
                 (Grumbacher & Son Project),
  1,240,000      3.650% due 02/01/12++.................................................     1,240,000
-----------------------------------------------------------------------------------------------------
                                                                                            8,140,000
-----------------------------------------------------------------------------------------------------
               SOUTH CAROLINA -- 3.4%
               Cherokee (County of), South Carolina, Industrial Development Revenue,
                 (Holmberg Electric Corporation Project), (Wachovia Bank LOC),
  1,000,000      3.600% due 11/01/04++.................................................     1,000,000
               South Carolina (State of), Housing Authority, Rental Housing Revenue,
                 (Hampton Pointe Apartment Project), (Bank of New York LOC),
  5,000,000      3.750% due 12/01/07++.................................................     5,000,000
               South Carolina (State of), Jobs, Economic Development Authority Revenue,
                 (Spartanburg Young Mens Project), (First Union National Bank LOC),
  1,800,000      3.650% due 06/01/18++.................................................     1,800,000
-----------------------------------------------------------------------------------------------------
                                                                                            7,800,000
-----------------------------------------------------------------------------------------------------
               SOUTH DAKOTA -- 0.4%
               South Dakota (State of), Economic Development Finance Authority,
                 Industrial Development Revenue, (Lomar Development Company Project),
                 Series B, AMT, (First Bank LOC),
    930,000      4.000% due 08/01/08++.................................................       930,000
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)


 Principal                                                                                  Value
  Amount       NATIONS MUNICIPAL RESERVES                                                  (Note 1)
-----------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               TENNESSEE -- 5.1%
               Chattanooga, Tennessee, Industrial Development Board, (Seaboard Farms of
                 Chattanooga Project), (Bank of Nova Scotia LOC),
 $2,000,000      3.550% due 06/01/04++.................................................   $ 2,000,000
               Jefferson City, Tennessee, Industrial Development Board, (BA Property
                 Project), AMT, (American National Bank and Trust Company (Chicago)
                 LOC),
  1,000,000      3.700% due 11/01/24++.................................................     1,000,000
               Jefferson (County of), Tennessee, Industrial Development Board, Economic
                 Development Revenue, (Ball Corporation Project), AMT, (PNC Bank LOC),
  1,000,000      3.850% due 04/01/98++.................................................     1,000,000
               Knoxville, Tennessee, Refunding & Improvement Revenue, GO, Series A,
                 (MBIA Insured),
  2,505,000      3.800% due 05/01/97...................................................     2,505,000
               Memphis, Tennessee, Capital Outlay Notes, GO,
  1,770,000      5.000% due 07/01/97...................................................     1,782,519
               Metropolitan Nashville Airport Authority, Special Facilities Revenue,
                 (American Airlines Inc., Project), Series B, (Bayerische Landesbank
                 LOC),
  1,300,000      3.650% due 10/01/12+..................................................     1,300,000
               Springfield, Tennessee, Industrial Development Board, All American Homes
                 of Tennessee, AMT, (NBD Bank LOC),
  1,900,000      3.750% due 11/15/09++.................................................     1,900,000
-----------------------------------------------------------------------------------------------------
                                                                                           11,487,519
-----------------------------------------------------------------------------------------------------
               TEXAS -- 8.7%
               Austin (County of), Texas, Industrial Development Corporation,
                 Industrial Development Revenue, (Justin Industries Inc. Project),
                 (Citibank LOC),
  1,900,000      3.600% due 12/01/14++.................................................     1,900,000
               Dallas, Texas, GO, Pre-refunded,
  1,000,000      7.000% due 02/15/97...................................................     1,024,658
               Harris (County of), Texas, Health Facilities Development Corporation,
                 Hospital Revenue, (St. Luke's Episcopal Hospital), Series A,
  1,550,000      3.650% due 02/15/21+..................................................     1,550,000
               Harris (County of), Texas, (Toll Road Multimode Project), Senior Lien,
                 Series A, Pre-refunded,
  2,000,000      7.450% due 02/15/97...................................................     2,082,389
               Lubbock, Texas, Health Facilities Development Corporation Revenue,
                 (Charter Plains Hospital), (Bankers Trust Company LOC),
  2,000,000      3.600% due 10/01/13++.................................................     2,000,000
               Nueces (County of), Texas, Health Facilities Development Corporation
                 Revenue, (Driscoll Foundation Children's Project), (Bank One of Texas
                 LOC),
  1,200,000      3.600% due 07/01/15++.................................................    .1,200,000
               Sabine River Authority, Texas, PCR, Daily Collection, (Texas Utilities
                 Electric Company Project), Series A, (AMBAC Insured), (Bank of New
                 York SBPA),
  2,300,000      3.600% due 03/01/26+..................................................     2,300,000
               Texas (State of), TRAN, Series A,
  3,000,000      4.750% due 08/29/97...................................................     3,019,028

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)


 Principal                                                                                  Value
  Amount       NATIONS MUNICIPAL RESERVES                                                 (Note 1)
-----------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               TEXAS (continued)
               Trinity River, Texas, Industrial Development Authority, Industrial
                 Development Revenue Bond, (Toys "R" Us Project), Series 1994, (Bankers
                 Trust Company LOC),
 $1,000,000      3.625% due 11/01/14++.................................................   $ 1,000,000
               West Side Calhoun (County of), Texas, Development Corporation, PCR,
                 (BP Oil Inc. Project),
  3,600,000      3.650% due 12/01/15+..................................................     3,600,000
-----------------------------------------------------------------------------------------------------
                                                                                           19,676,075
-----------------------------------------------------------------------------------------------------
               UTAH -- 4.4%
               Murray City, Utah, Industrial Development Revenue, (Zevex Inc. Project),
                 AMT, (Bank One LOC),
  2,000,000      3.750% due 10/01/16++.................................................     2,000,000
               Salt Lake City, Utah, Housing Authority, Sandy Retirement Center,
                 (Morgan Guaranty Trust Company, New York LOC),
  1,000,000      3.500% due 01/01/09++.................................................     1,000,000
               Salt Lake City, Utah, Industrial Development Revenue, (SPS Technologies
                 Inc. Project), AMT, (National Australia Bank LOC),
  4,500,000      3.850% due 12/01/12++.................................................     4,500,000
               Utah (County of), Utah, Industrial Development Revenue, (McWare Inc.
                 Project), (AmSouth Bank N.A. (Birmingham) LOC),
  1,380,000      3.700% due 02/01/98++.................................................     1,380,000
               West Valley City, Utah, Industrial Development Revenue, (Johnson Mattney
                 Inc. Project), (Canadian Imperial Bank of Commerce LOC),
  1,200,000      3.750% due 12/01/11+..................................................     1,200,000
-----------------------------------------------------------------------------------------------------
                                                                                           10,080,000
-----------------------------------------------------------------------------------------------------
               VIRGINIA -- 5.9%
               Albemarle (County of), Virginia, Industrial Development Authority,
                 Health Services Revenue, (University of Virginia Services Foundation),
                 (First Union National Bank (North Carolina) LOC),
  5,000,000      3.650% due 02/01/26++.................................................     5,000,000
               Bedford (County of), Virginia, Industrial Development Revenue, (Nekoosa
                 Packaging Corporation Project), (Industrial Bank of Japan Ltd. LOC),
  1,300,000      3.750% due 10/01/04++.................................................     1,300,000
               Virginia College, Virginia, Building Authority, Educational Facilities
                 Revenue, (University of Richmond Project), (Crestar Bank LOC),
  5,500,000      3.600% due 11/01/26++.................................................     5,500,000
               Winchester, Virginia, Industrial Development Authority Revenue, Midwesco
                 Filter, (Harris Trust & Savings Bank LOC),
  1,575,000      3.850% due 08/01/07++.................................................     1,575,000
-----------------------------------------------------------------------------------------------------
                                                                                           13,375,000
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)


 Principal                                                                                  Value
  Amount       NATIONS MUNICIPAL RESERVES                                                 (Note 1)
-----------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               WASHINGTON -- 1.4%
               Port Skagit (County of), Washington, Industrial Development Authority
                 Revenue, (Cascade Clear Water Company Project), AMT, (Key Bank of
                 Washington LOC),
 $1,000,000      3.800% due 12/01/20++.................................................  $  1,000,000
               Washington (State of), Motor Vehicle Fuel Tax, Series B,
  2,030,000      6.500% due 07/01/97...................................................     2,063,967
-----------------------------------------------------------------------------------------------------
                                                                                            3,063,967
-----------------------------------------------------------------------------------------------------
               WEST VIRGINIA -- 2.1%
               Marshall (County of), West Virginia, PCR, (BP Oil Inc. Project),
  3,800,000      3.650% due 12/01/20+..................................................     3,800,000
               Ohio (County of), West Virginia, Industrial Development Revenue, (Ohio
                 Valley Clarksburg Drug Company Project), (PNC Bank LOC),
    900,000      4.000% due 12/01/01+++................................................       900,000
-----------------------------------------------------------------------------------------------------
                                                                                            4,700,000
-----------------------------------------------------------------------------------------------------
               WISCONSIN -- 4.6%
               Howard Suamico, Wisconsin, School District, TRAN,
  1,750,000      4.400% due 08/22/97...................................................     1,755,418
               Kenosha, Wisconsin, TRAN,
  2,500,000      4.250% due 06/30/97...................................................     2,503,970
               Oshkosh, Wisconsin, Area School District, TRAN,
  2,000,000      4.250% due 08/20/97...................................................     2,004,608
               Pleasant Prairie, Wisconsin, Industrial Development Revenue, (Nucon
                 Corporation Project), AMT, (First National Bank (Chicago) LOC),
    955,000      3.700% due 02/01/22++.................................................       955,000
               Sheboygan Falls, Wisconsin, School District, TRAN,
  1,000,000      4.250% due 10/01/97...................................................     1,001,312
               Sun Prairie, Wisconsin, Area School District, TRAN,
  2,100,000      4.250% due 08/22/97...................................................     2,104,052
-----------------------------------------------------------------------------------------------------
                                                                                           10,324,360
-----------------------------------------------------------------------------------------------------
               Total Municipal Bonds and Notes (Cost $220,902,117).....................   220,902,117
-----------------------------------------------------------------------------------------------------
  Shares
-----------------------------------------------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.4%
    850,000    AIM Tax-Exempt Fund.....................................................       850,000
     25,000    Fidelity Institutional Tax-Exempt Cash Management Fund..................        25,000
-----------------------------------------------------------------------------------------------------
                   Total Money Market Funds (Cost $875,000)............................       875,000
-----------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS (Cost $221,777,117*)..........................   97.9%   221,777,117
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)

                                                                                             Value
               NATIONS MUNICIPAL RESERVES                                                  (Note 1)
------------------------------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES (NET)..............................    2.1%
               Other assets...........................................................    $  5,500,282
               Dividends payable......................................................        (421,606)
               Due to custodian.......................................................        (111,809)
               Shareholder servicing and distribution fees payable (Note 3)...........         (39,740)
               Investment advisory fee payable (Note 2)...............................         (14,989)
               Accrued Trustees' fees and expenses (Note 2)...........................          (6,760)
               Custodian fees payable (Note 2)........................................          (6,062)
               Administration fee payable (Note 2)....................................          (2,541)
               Accrued expenses and other payables....................................         (46,734)
------------------------------------------------------------------------------------------------------
               TOTAL OTHER ASSETS AND LIABILITIES (NET)...............................       4,850,041
------------------------------------------------------------------------------------------------------
               NET ASSETS......................................................  100.0%   $226,627,158
======================================================================================================
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE

               Capital Class Shares:
               ($55,879,506 / 55,879,781 shares outstanding)..........................    $       1.00
======================================================================================================

               Liquidity Class Shares:
               ($59,387,675 / 59,387,976 shares outstanding)..........................    $       1.00
======================================================================================================

               Adviser Class Shares:
               ($9,360,486 / 9,360,533 shares outstanding)............................    $       1.00
======================================================================================================

               Market Class Shares:
               ($101,999,491 / 102,000,020 shares outstanding)........................    $       1.00
======================================================================================================

   * Aggregate cost for Federal tax purposes.

   + Variable rate demand notes are payable upon not more than one business day's notice. The interest rate shown reflects the rate currently in effect.

  ++ Variable rate demand notes are payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate currently in effect.

 +++ Variable rate demand notes are payable upon not more than thirty calendar days' notice. The interest rate shown reflects the rate currently in effect.

Nations Municipal Reserves had the following industry concentrations greater than 10% at October 31, 1996 (as a percentage of net assets):

Education Revenue           13.1%
Pollution Control Revenue   12.8%
Hospital Revenue            12.3%
Housing Revenue             10.0%

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1996 (unaudited)

           NATIONS MUNICIPAL RESERVES
-----------------------------------------------------------------------------------------------------
Abbreviations:
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
CFC     -- Cooperative Finance Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Financial Security Assurance
GO      -- General Obligation Bonds
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Investors Assurance
PCR     -- Pollution Control Revenue
SBPA    -- Standby Bond Purchase Agreement
TAN     -- Tax Anticipation Notes
TRAN    -- Tax and Revenue Anticipation Notes
-----------------------------------------------------------------------------------------------------
               AT OCTOBER 31, 1996 NET ASSETS CONSIST OF:
               Accumulated net realized loss on investment sold........................  $     (1,152)
               Paid-in capital.........................................................   226,628,310
-----------------------------------------------------------------------------------------------------
               NET ASSETS..............................................................  $226,627,158
=====================================================================================================

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                          NATIONS INSTITUTIONAL RESERVES

For the Six Months Ended October 31, 1996 (unaudited)

                                                   NATIONS        NATIONS       NATIONS       NATIONS
                                                    CASH         TREASURY      GOVERNMENT    MUNICIPAL
                                                  RESERVES       RESERVES       RESERVES      RESERVES
-------------------------------------------------------------------------------------------------------
Investment Income:
  Interest...................................... $33,178,116    $11,669,650    $6,083,968    $3,075,963
  Dividends.....................................   1,628,601        391,875       38,355         89,134
-------------------------------------------------------------------------------------------------------
    Total Investment Income.....................  34,806,717     12,061,525    6,122,323      3,165,097
-------------------------------------------------------------------------------------------------------
Expenses:
  Investment advisory fee (Note 2)..............   1,904,975        677,573      341,441        265,243
  Administration fee (Note 2)...................     634,992        225,858      113,814         88,414
  Transfer agent fees (Note 2)..................      26,815         24,725       27,240         23,613
  Custodian fees (Note 2).......................      93,770         67,041       22,180         16,355
  Trustees' fees and expenses (Note 2)..........      36,690         12,045        6,678          5,480
  Registration and filing fees..................     257,182         33,804       54,256         55,581
  Legal and audit fees..........................      49,245         12,998       16,317         13,820
  Other.........................................      37,063         55,990       12,051          5,949
-------------------------------------------------------------------------------------------------------
    Subtotal....................................   3,040,732      1,110,034      593,977        474,455
  Shareholder servicing and distribution fees
    (Note 3):
    Liquidity Class Shares......................      61,777          3,515          168         13,976
    Adviser Class Shares........................     423,922        147,945       11,327         12,962
    Market Class Shares.........................     198,909        126,336      305,842        148,386
  Fees waived by investment adviser and
    administrator...............................  (1,773,287)      (659,834)    (369,750 )     (299,289)
-------------------------------------------------------------------------------------------------------
    Total Expenses..............................   1,952,053        727,996      541,564        350,490
-------------------------------------------------------------------------------------------------------
      Net Investment Income.....................  32,854,664     11,333,529    5,580,759      2,814,607
-------------------------------------------------------------------------------------------------------
    Net Realized Gain on Investments
      (Note 1)..................................     --               6,650       --             --
-------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting From
      Operations................................ $32,854,664    $11,340,179    $5,580,759    $2,814,607
=======================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF CASH FLOWS                           NATIONS INSTITUTIONAL RESERVES

For the Six Months Ended October 31, 1996 (unaudited)


  NATIONS TREASURY RESERVES
------------------------------------------------------------------------------------------------------
Cash flows from operating and investing activities:
  Investment income received............................................  $  11,750,998
  Payment of operating expenses.........................................       (641,444)
  Net proceeds of short-term investments................................     18,278,285
------------------------------------------------------------------------------------------------------
Cash provided by operating and investing activities.....................                  $ 29,387,839
Cash flows from financing activities:
  Proceeds from shares sold.............................................    777,997,921
  Payments on shares redeemed...........................................   (780,737,682)
  Cash used from reverse repurchase agreements..........................    (15,577,000)
  Distributions paid*...................................................    (11,071,472)
------------------------------------------------------------------------------------------------------
Cash used by financing activities.......................................                   (29,388,233)
------------------------------------------------------------------------------------------------------
Decrease in cash........................................................                          (394)
Cash at beginning of period.............................................                           534
------------------------------------------------------------------------------------------------------
Cash at end of period...................................................                  $        140
======================================================================================================
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM
  OPERATIONS TO CASH PROVIDED BY OPERATING AND
  INVESTING ACTIVITIES:

Net increase in net assets resulting from operations....................                  $ 11,340,179
  Decrease in investments...............................................  $  17,101,973
  Decrease in interest and dividends receivable.........................        859,135
  Decrease in other assets..............................................         90,545
  Decrease in accrued expenses..........................................         (3,993)
------------------------------------------------------------------------------------------------------
Cash provided by operating and investing activities.....................                  $ 29,387,839
======================================================================================================

* Non-cash activities include reinvestment of dividends of $388,931.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS               NATIONS INSTITUTIONAL RESERVES

For the Six Months Ended October 31, 1996 (unaudited)

                                               NATIONS         NATIONS        NATIONS        NATIONS
                                                 CASH          TREASURY      GOVERNMENT     MUNICIPAL
                                               RESERVES        RESERVES       RESERVES       RESERVES
-------------------------------------------------------------------------------------------------------
Net investment income.....................  $   32,854,664   $ 11,333,529   $  5,580,759   $  2,814,607
Net realized gain on investments..........        --                6,650        --             --
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations..............................      32,854,664     11,340,179      5,580,759      2,814,607
Distributions to shareholders from net
  investment income:
    Capital Class Shares..................     (19,437,313)    (6,610,324)    (1,176,500)    (1,079,277)
    Liquidity Class Shares................      (2,114,986)      (117,002)        (5,729)      (304,520)
    Adviser Class Shares..................      (8,528,928)    (2,894,793)      (222,958)      (160,923)
    Market Class Shares...................      (2,773,437)    (1,711,410)    (4,175,572)    (1,269,887)
Net increase/(decrease) in net assets from
  shares of beneficial interest
  transactions (Note 4):
    Capital Class Shares..................     433,513,378    (43,242,637)   (13,918,053)     7,397,092
    Liquidity Class Shares................      94,545,758     (4,387,336)       571,305     52,654,404
    Adviser Class Shares..................     (32,502,410)   (32,520,867)   (86,112,833)   (46,151,513)
    Market Class Shares...................     150,500,020     77,800,010    193,800,020    102,000,020
-------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets.....     646,056,746     (2,344,180)    94,340,439    115,900,003
Net Assets:
Beginning of period.......................   1,040,898,764    491,837,222    166,418,275    110,727,155
-------------------------------------------------------------------------------------------------------
End of period.............................  $1,686,955,510   $489,493,042   $260,758,714   $226,627,158
=======================================================================================================

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS               NATIONS INSTITUTIONAL RESERVES
For the Year Ended April 30, 1996

                                               NATIONS         NATIONS        NATIONS        NATIONS
                                                 CASH          TREASURY      GOVERNMENT     MUNICIPAL
                                               RESERVES        RESERVES       RESERVES       RESERVES
-------------------------------------------------------------------------------------------------------
Net investment income.....................  $   28,719,705   $ 26,673,804   $  6,892,333   $  3,808,332
Net realized loss on investments..........            (467)       (21,910)        (1,654)       --
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations..............................      28,719,238     26,651,894      6,890,679      3,808,332
Distributions to shareholders from net
  investment income:
    Capital Class Shares..................     (20,455,385)   (19,934,505)    (1,507,329)    (1,408,074)
    Liquidity Class Shares................      (1,102,564)      (145,195)          (989)      (144,956)
    Adviser Class Shares..................      (7,161,756)    (6,594,104)    (5,384,015)    (2,255,302)
Net increase/(decrease) in net assets from
  shares of beneficial interest
  transactions (Note 4):
    Capital Class Shares..................     473,578,788     52,659,758     58,120,309     16,129,224
    Liquidity Class Shares................      35,445,236     11,130,769        127,332      4,142,504
    Adviser Class Shares..................     350,127,136    119,938,978      8,921,865     (8,611,389)
-------------------------------------------------------------------------------------------------------
Net increase in net assets................     859,150,693    183,707,595     67,167,852     11,660,339
Net Assets:
Beginning of year.........................     181,748,071    308,129,627     99,250,423     99,066,816
-------------------------------------------------------------------------------------------------------
End of year...............................  $1,040,898,764   $491,837,222   $166,418,275   $110,727,155
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Capital Class Share outstanding throughout each year.

                                                                        NATIONS CASH RESERVES
---------------------------------------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                         ENDED          YEAR        YEAR        YEAR        YEAR        YEAR       PERIOD
                                       10/31/96        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                      (UNAUDITED)     04/30/96    04/30/95    04/30/94    04/30/93    04/30/92    04/30/91*
---------------------------------------------------------------------------------------------------------------------------
Capital Class Shares:
Net asset value, beginning of
  year..............................  $     1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income...............      0.0266        0.0570      0.0480      0.0283      0.0315      0.0492      0.0392
Dividends from net investment
  income............................     (0.0266 )     (0.0570)    (0.0480)    (0.0283)    (0.0315)    (0.0492)    (0.0392)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year........  $     1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
===========================================================================================================================
Total Return++......................        2.69%         5.84%       4.91%       2.87%       3.19%       5.03%       7.35%+
===========================================================================================================================
Ratios to average net assets/
  supplemental data:

  Net assets, end of year (000's)...  $1,041,156      $607,643    $134,064    $109,852    $ 55,739    $100,943    $ 19,387

  Ratio of operating expenses to
    average net assets..............        0.20%+        0.20%       0.29%       0.45%       0.45%       0.45%       0.45%+

  Ratio of net investment income to
    average net assets..............        5.28%+        5.53%       4.96%       2.83%       3.15%       4.61%       7.04%+

  Ratio of operating expenses to
    average net assets without
    waivers.........................        0.48%+        0.51%       0.52%       0.56%       0.59%       0.74%       0.79%+

  Ratio of net investment income to
    average net assets without
    waivers.........................        5.00%+        5.22%       4.73%       2.72%       3.01%       4.32%       6.70%+

  Net investment income per share
    without waivers.................  $   0.0252      $ 0.0538    $ 0.0458    $ 0.0272    $ 0.0298    $ 0.0455    $ 0.0373
===========================================================================================================================

   *  The Nations Cash Reserves Capital Class Shares commenced operations on October 10, 1990.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Liquidity Class Share outstanding throughout each year.

                                                                        NATIONS CASH RESERVES
---------------------------------------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                         ENDED          YEAR        YEAR        YEAR        YEAR        YEAR       PERIOD
                                       10/31/96        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                      (UNAUDITED)     04/30/96    04/30/95    04/30/94    04/30/93    04/30/92    04/30/91*
---------------------------------------------------------------------------------------------------------------------------
Liquidity Class Shares:
Net asset value, beginning of
  year..............................    $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income...............      0.0259        0.0555      0.0471      0.0273      0.0305      0.0482      0.0197
Dividends from net investment
  income............................     (0.0259)      (0.0555)    (0.0471)    (0.0273)    (0.0305)    (0.0482)    (0.0197)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year........    $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
===========================================================================================================================
Total Return++......................        2.62%         5.70%       4.81%       2.77%       3.09%       4.92%       6.44%+
==========================================================================================================================

Ratios to average net assets/
  supplemental data:

  Net assets, end of year (000's)...    $129,993      $ 35,447    $      2    $ 69,786    $ 19,411    $  4,776    $ 10,361

  Ratio of operating expenses to
    average net assets..............        0.35%+        0.35%       0.38%       0.55%       0.55%       0.55%       0.55%+

  Ratio of net investment income to
    average net assets..............        5.13%+        5.38%       4.87%       2.74%       2.96%       4.94%       6.41%+

  Ratio of operating expenses to
    average net assets without
    waivers.........................        0.63%+        0.66%       0.61%       0.65%       0.68%       0.85%       0.87%+

  Ratio of net investment income to
    average net assets without
    waivers.........................        4.85%+        5.07%       4.64%       2.64%       2.82%       4.64%       6.09%+

  Net investment income per share
    without waivers.................    $ 0.0245      $ 0.0523    $ 0.0448    $ 0.0262    $ 0.0287    $ 0.0447    $ 0.0186
===========================================================================================================================

   *  The Nations Cash Reserves Liquidity Class Shares commenced operations on January 9, 1991.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For an Adviser Class Share outstanding throughout each year.

                                                                                  NATIONS CASH RESERVES
--------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS
                                                                             ENDED          YEAR        PERIOD
                                                                           10/31/96        ENDED        ENDED
                                                                          (UNAUDITED)     04/30/96     04/30/95*
--------------------------------------------------------------------------------------------------------------------
Adviser Class Shares:
Net asset value, beginning of year.....................................     $   1.00      $   1.00     $   1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income..................................................       0.0254        0.0545       0.0316
Dividends from net investment income...................................      (0.0254)      (0.0545)     (0.0316)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of year...........................................     $   1.00      $   1.00     $   1.00
====================================================================================================================
Total Return++.........................................................         2.57%         5.58%        3.20%
====================================================================================================================
Ratios to average net assets/supplemental data:
  Net assets, end of year (000's)......................................     $365,307      $397,809     $ 47,682
  Ratio of operating expenses to average net assets....................         0.45%+        0.45%        0.54%+
  Ratio of net investment income to average net assets.................         5.03%+        5.28%        4.71%+
  Ratio of operating expenses to average net assets without waivers....         0.73%+        0.76%        0.77%+
  Ratio of net investment income to average net assets without
    waivers............................................................         4.75%+        4.97%        4.48%+
  Net investment income per share without waivers......................     $ 0.0240      $ 0.0513     $ 0.0300
====================================================================================================================

   *  The Nations Cash Reserves Adviser Class Shares commenced operations on September 22, 1994.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Market Class Share outstanding throughout each year.

                                                                                       NATIONS CASH RESERVES
-----------------------------------------------------------------------------------------------------------------
                                                                                              PERIOD
                                                                                               ENDED
                                                                                             10/31/96*
                                                                                            (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------
Market Class Shares:
Net asset value, beginning of year...................................................         $   1.00
-----------------------------------------------------------------------------------------------------------------
Net investment income................................................................           0.0246
Dividends from net investment income.................................................          (0.0246)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of year.........................................................         $   1.00
=================================================================================================================
Total Return++.......................................................................             2.49%
=================================================================================================================

Ratios to average net assets/supplemental data:

  Net assets, end of year (000's)....................................................         $150,500

  Ratio of operating expenses to average net assets..................................             0.55%+

  Ratio of net investment income to average net assets...............................             4.93%+

  Ratio of operating expenses to average net assets without waivers..................             0.83%+

  Ratio of net investment income to average net assets without waivers...............             4.65%+

  Net investment income per share without waivers....................................         $ 0.0232
=================================================================================================================

   *  The Nations Cash Reserves Market Class Shares commenced operations on May 3, 1996.
   +  Annualized.
  ++  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Capital Class Share outstanding throughout each year.

                                                                      NATIONS TREASURY RESERVES
  ---------------------------------------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                         ENDED          YEAR        YEAR        YEAR        YEAR        YEAR       PERIOD
                                       10/31/96        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                      (UNAUDITED)     04/30/96    04/30/95    04/30/94    04/30/93    04/30/92    04/30/91*
  ---------------------------------------------------------------------------------------------------------------------------
Capital Class Shares:
Net asset value, beginning of
  year..............................   $    1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income...............      0.0259        0.0556      0.0480      0.0298      0.0323      0.0481      0.0176
Net realized gain on investments....          --            --          --          --      0.0001      0.0003          --
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations....      0.0259        0.0556      0.0480      0.0298      0.0324      0.0484      0.0176
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income..........................     (0.0259)      (0.0556)    (0.0480)    (0.0298)    (0.0323)    (0.0481)    (0.0176)
  Distributions from net realized
    gains...........................          --            --          --          --     (0.0001)    (0.0003)         --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions...............     (0.0259)      (0.0556)    (0.0480)    (0.0298)    (0.0324)    (0.0484)    (0.0176)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year........   $    1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return++......................        2.62%         5.71%       4.91%       3.02%       3.29%       4.92%       5.89%+
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/
  supplemental data:
  Net assets, end of year (000's)...   $ 261,106      $304,342    $251,694    $338,504    $418,644    $ 19,587    $  4,519
  Ratio of operating expenses to
    average net assets..............        0.20%+        0.20%       0.20%       0.20%       0.20%       0.26%       0.45%+
  Ratio of net investment income to
    average net assets..............        5.14%+        5.50%       4.79%       2.99%       2.99%       4.39%       5.85%+
  Ratio of operating expenses to
    average net assets without
    waivers.........................        0.49%+        0.51%       0.50%       0.52%       0.72%       1.06%       0.94%+
  Ratio of net investment income to
    average net assets without
    waivers.........................        4.85%+        5.19%       4.50%       2.67%       2.48%       3.59%       5.36%+
  Net investment income per share
    without waivers.................   $  0.0244      $ 0.0525    $ 0.0451    $ 0.0267    $ 0.0251    $ 0.0368    $ 0.0161
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
   * The Nations Treasury Reserves Capital Class Shares commenced operations on January 11, 1991.
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Liquidity Class Share outstanding throughout each year.

                                                                        NATIONS TREASURY RESERVES
---------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED         YEAR       YEAR       YEAR       YEAR       YEAR      PERIOD
                                            10/31/96       ENDED      ENDED      ENDED      ENDED      ENDED       ENDED
                                           (UNAUDITED)    04/30/96   04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
---------------------------------------------------------------------------------------------------------------------------
Liquidity Class Shares:
Net asset value, beginning of year.......    $   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income....................      0.0252       0.0541     0.0462     0.0263     0.0288     0.0454     0.0173
Net realized gain on investments.........          --           --         --         --     0.0001     0.0003         --
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations.........      0.0252       0.0541     0.0462     0.0263     0.0289     0.0457     0.0173
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income...............................     (0.0252)     (0.0541)   (0.0462)   (0.0263)   (0.0288)   (0.0454)   (0.0173 )
  Distributions from net realized
    gains................................          --           --         --         --    (0.0001)   (0.0003)        --
---------------------------------------------------------------------------------------------------------------------------
    Total distributions..................     (0.0252)     (0.0541)   (0.0462)   (0.0263)   (0.0289)   (0.0457)   (0.0173 )
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year.............    $   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
===========================================================================================================================
Total Return++...........................        2.54%        5.57%      4.71%      2.67%      2.93%      4.64%      5.79%+
===========================================================================================================================

Ratios to average net assets/
  supplemental data:

  Net assets, end of year (000's)........    $  7,417     $ 11,804   $    674   $ 14,227   $  3,369   $  2,807   $  2,891

  Ratio of operating expenses to average
    net assets...........................        0.35%+       0.35%      0.49%      0.55%      0.55%      0.52%      0.55%+

  Ratio of net investment income to
    average net assets...................        4.99%+       5.35%      4.50%      2.67%      2.89%      4.62%      5.75%+

  Ratio of operating expenses to average
    net assets without waivers...........        0.64%+       0.66%      0.79%      0.87%      1.07%      1.32%      1.04%+

  Ratio of net investment income to
    average net assets without waivers...        4.70%+       5.04%      4.21%      2.35%      2.37%      3.82%      5.26%+

  Net investment income per share without
    waivers..............................    $ 0.0237     $ 0.0510   $ 0.0431   $ 0.0232   $ 0.0213   $ 0.0349   $ 0.0160
===========================================================================================================================

 * The Nations Treasury Reserves Liquidity Class Shares commenced operations on January 11, 1991.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For an Adviser Class Share outstanding throughout each year.

                                                                                   NATIONS TREASURY RESERVES
--------------------------------------------------------------------------------------------------------------------
                                                                            SIX MONTHS
                                                                               ENDED         YEAR       PERIOD
                                                                             10/31/96       ENDED       ENDED
                                                                            (UNAUDITED)    04/30/96    04/30/95*
--------------------------------------------------------------------------------------------------------------------
Adviser Class Shares:
Net asset value, beginning of year........................................    $   1.00     $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income.....................................................      0.0247       0.0531      0.0308
Dividends from net investment income......................................     (0.0247)     (0.0531)    (0.0308)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of year..............................................    $   1.00     $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------
Total Return++............................................................        2.50%        5.45%       3.11%
====================================================================================================================

Ratios to average net assets/supplemental data:

  Net assets, end of year (000's).........................................    $143,174     $175,691    $ 55,762

  Ratio of operating expenses to average net assets.......................        0.45%+       0.45%       0.45%+

  Ratio of net investment income to average net assets....................        4.89%+       5.25%       4.54%+

  Ratio of operating expenses to average net assets without waivers.......        0.74%+       0.76%       0.75%+

  Ratio of net investment income to average net assets without waivers....        4.60%+       4.94%       4.25%+

  Net investment income per share without waivers.........................    $ 0.0232     $ 0.0500    $ 0.0288
====================================================================================================================

 * The Nations Treasury Reserves Adviser Class Shares commenced operations on September 22, 1994.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Market Class Share outstanding throughout each year.

                                                                                         NATIONS TREASURY RESERVES
------------------------------------------------------------------------------------------------------------------
                                                                                                    PERIOD
                                                                                                     ENDED
                                                                                                   10/31/96*
                                                                                                  (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
Market Class Shares:
Net asset value, beginning of year.............................................................     $   1.00
------------------------------------------------------------------------------------------------------------------
Net investment income..........................................................................       0.0239
Dividends from net investment income...........................................................      (0.0239)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of year...................................................................     $   1.00
==================================================================================================================
Total Return++.................................................................................         2.41%
==================================================================================================================
Ratios to average net assets/supplemental data:
  Net assets, end of year (000's)..............................................................     $ 77,795
  Ratio of operating expenses to average net assets............................................         0.55%+
  Ratio of net investment income to average net assets.........................................         4.79%+
  Ratio of operating expenses to average net assets without waivers............................         0.84%+
  Ratio of net investment income to average net assets without waivers.........................         4.50%+
  Net investment income per share without waivers..............................................     $ 0.0224
==================================================================================================================

 * The Nations Treasury Reserves Market Class Shares commenced operations on May 3, 1996.
 + Annualized.
++ Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Capital Class Share outstanding throughout each year.

                                                                       NATIONS GOVERNMENT RESERVES
---------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED         YEAR       YEAR       YEAR       YEAR       YEAR      PERIOD
                                            10/31/96       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                           (UNAUDITED)    04/30/96   04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
---------------------------------------------------------------------------------------------------------------------------
Capital Class Shares:
Net asset value, beginning of year........   $   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income...................     0.0261       0.0556     0.0463     0.0278     0.0312     0.0343     0.0168
  Net realized gain on investments........         --           --         --         --         --     0.0023         --
---------------------------------------------------------------------------------------------------------------------------
      Total from investment operations....     0.0261       0.0556     0.0463     0.0278     0.0312     0.0366     0.0168
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income................................    (0.0261)     (0.0556)   (0.0463)   (0.0278)   (0.0312)   (0.0343)   (0.0168)
  Distributions from net realized
    gains.................................         --           --         --         --         --    (0.0023)        --
---------------------------------------------------------------------------------------------------------------------------
    Total distributions...................    (0.0261)     (0.0556)   (0.0463)   (0.0278)   (0.0312)   (0.0366)   (0.0168)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year..............   $   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
===========================================================================================================================
Total Return++............................       2.63%        5.71%      4.72%      2.82%      3.15%      3.71%      5.57%+
===========================================================================================================================

Ratios to average net assets/
  supplemental data:

  Net assets, end of year (000's).........   $ 44,204     $ 58,121   $      2   $ 10,819   $  7,396   $  1,800   $    295

  Ratio of operating expenses to average
    net assets............................       0.20%+       0.20%      0.32%      0.45%      0.45%      0.45%      0.45%+

  Ratio of net investment income to
    average net assets....................       5.20%+       5.48%      4.35%      2.78%      3.07%      4.24%      5.89%+

  Ratio of operating expenses to average
    net assets without waivers............       0.52%+       0.53%      0.54%      0.51%      0.64%      0.76%      0.80%+

  Ratio of net investment income to
    average net assets without waivers....       4.87%+       5.15%      4.13%      2.72%      2.88%      3.93%      5.54%+

  Net investment income per share without
    waivers...............................   $ 0.0245     $ 0.0523   $ 0.0439   $ 0.0272   $ 0.0288   $ 0.0313   $ 0.0158
===========================================================================================================================

   *  The Nations Government Reserves Capital Class Shares commenced operations on January 17, 1991.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Liquidity Class Share outstanding throughout each year.

                                                                      NATIONS GOVERNMENT RESERVES
 ---------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED         YEAR       YEAR       YEAR       YEAR       YEAR      PERIOD
                                           10/31/96       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                          (UNAUDITED)    04/30/96   04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
 ---------------------------------------------------------------------------------------------------------------------------
Liquidity Class Shares:
Net asset value, beginning of year.......   $   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income..................     0.0253       0.0537     0.0453     0.0268     0.0302     0.0461     0.0176
  Net realized gain on investments.......         --           --         --         --         --     0.0023         --
---------------------------------------------------------------------------------------------------------------------------
    Total from investment operations.....     0.0253       0.0537     0.0453     0.0268     0.0302     0.0484     0.0176
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income...............................    (0.0253)     (0.0537)   (0.0453)   (0.0268)   (0.0302)   (0.0461)   (0.0176)
  Distributions from net realized
    gains................................         --           --         --         --         --    (0.0023)        --
---------------------------------------------------------------------------------------------------------------------------
    Total distributions..................    (0.0253)     (0.0537)   (0.0453)   (0.0268)   (0.0302)   (0.0484)   (0.0176)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year.............   $   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
===========================================================================================================================
Total Return++...........................       2.57%        5.51%      4.59%      2.71%      3.05%      4.70%      6.04%+
===========================================================================================================================

Ratios to average net assets/
  supplemental data:

  Net assets, end of year (000's)........   $    701     $    129   $      2   $259,836   $149,252   $ 12,486   $  5,589

  Ratio of operating expenses to average
    net assets...........................       0.35%+       0.35%      0.40%      0.55%      0.55%      0.55%      0.55%+

  Ratio of net investment income to
    average net assets...................       5.05%+       5.33%      4.27%      2.68%      2.71%      4.46%      5.86%+

  Ratio of operating expenses to average
    net assets without waivers...........       0.67%+       0.68%      0.62%      0.61%      0.74%      0.86%      0.94%+

  Ratio of net investment income to
    average net assets without waivers...       4.72%+       5.00%      4.05%      2.62%      2.52%      4.18%      5.47%+

  Net investment income per share without
    waivers..............................   $ 0.0237     $ 0.0504   $ 0.0430   $ 0.0262   $ 0.0274   $ 0.0422   $ 0.0170
===========================================================================================================================

   *  The Nations Government Reserves Liquidity Class Shares commenced operations on January 11, 1991.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For an Adviser Class Share outstanding throughout each year.

                                                                                      NATIONS GOVERNMENT RESERVES
-------------------------------------------------------------------------------------------------------------------------
                                                                               SIX MONTHS
                                                                                  ENDED          YEAR        PERIOD
                                                                                10/31/96        ENDED        ENDED
                                                                               (UNAUDITED)     04/30/96     04/30/95*
-------------------------------------------------------------------------------------------------------------------------
Adviser Class Shares:
Net asset value, beginning of year............................................   $   1.00      $   1.00     $   1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income.........................................................     0.0248        0.0527       0.0299
Dividends from net investment income..........................................    (0.0248)      (0.0527)     (0.0299)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year..................................................   $   1.00      $   1.00     $   1.00
=========================================================================================================================
Total Return++................................................................       2.51%         5.39%        3.04%
=========================================================================================================================

Ratios to average net assets/supplemental data:

  Net assets, end of year (000's).............................................   $ 22,056      $108,168     $ 99,246

  Ratio of operating expenses to average net assets...........................       0.45%+        0.45%        0.57%+

  Ratio of net investment income to average net assets........................       4.95%+        5.23%        4.10%+

  Ratio of operating expenses to average net assets without waivers...........       0.77%+        0.78%        0.79%+

  Ratio of net investment income to average net assets without waivers........       4.62%+        4.90%        3.88%+

  Net investment income per share without waivers.............................   $ 0.0232      $ 0.0494     $ 0.0283
=========================================================================================================================

   *  The Nations Government Reserves Adviser Class Shares commenced operations on September 22, 1994.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Market Class Share outstanding throughout each year.

                                                                                            NATIONS GOVERNMENT RESERVES
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         PERIOD
                                                                                                          ENDED
                                                                                                        10/31/96*
                                                                                                       (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
Market Class Shares:
Net asset value, beginning of year....................................................................   $   1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income.................................................................................     0.0241
Dividends from net investment income..................................................................    (0.0241)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of year..........................................................................   $   1.00
=======================================================================================================================
Total Return++........................................................................................       2.42%
=======================================================================================================================

Ratios to average net assets/supplemental data:

  Net assets, end of year (000's).....................................................................   $193,798

  Ratio of operating expenses to average net assets...................................................       0.55%+

  Ratio of net investment income to average net assets................................................       4.85%+

  Ratio of operating expenses to average net assets without waivers...................................       0.87%+

  Ratio of net investment income to average net assets without waivers................................       4.52%+

  Net investment income per share without waivers.....................................................   $ 0.0225
=======================================================================================================================

   *  The Nations Government Reserves Market Class Shares commenced operations on May 3, 1996.
   +  Annualized.
  ++  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Capital Class Share outstanding throughout each year.

                                                                     NATIONS MUNICIPAL RESERVES
---------------------------------------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                         ENDED          YEAR        YEAR        YEAR        YEAR        YEAR       PERIOD
                                       10/31/96        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                      (UNAUDITED)     04/30/96    04/30/95    04/30/94    04/30/93    04/30/92    04/30/91*
---------------------------------------------------------------------------------------------------------------------------
Capital Class Shares:
Net asset value, beginning of year...   $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income................     0.0171        0.0362      0.0313      0.0198      0.0231      0.0356      0.0245
Dividends from net investment
  income.............................    (0.0171)      (0.0362)    (0.0313)    (0.0198)    (0.0231)    (0.0356)    (0.0245)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year.........   $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
===========================================================================================================================
Total Return++.......................       1.72%         3.70%       3.19%       2.00%       2.34%       3.62%       4.62%+
===========================================================================================================================

Ratios to average net assets/
  supplemental data:

  Net assets, end of year (000's)....   $ 55,880      $ 48,482    $ 32,353    $ 35,698    $ 26,145    $ 18,150    $  5,064

  Ratio of operating expenses to
    average net assets...............       0.20%+        0.20%       0.23%       0.45%       0.45%       0.45%       0.45%+

  Ratio of net investment income to
    average net assets...............       3.38%+        3.61%       3.36%       1.98%       2.27%       3.38%       4.70%+

  Ratio of operating expenses to
    average net assets without
    waivers and/or expenses
    reimbursed.......................       0.54%+        0.58%       0.59%       0.58%       0.66%       0.89%       0.99%+

  Ratio of net investment income to
    average net assets without
    waivers and/or expenses
    reimbursed.......................       3.04%+        3.23%       2.99%       1.85%       2.05%       2.94%       4.16%+

  Net investment income per share
    without waivers and/or expenses
    reimbursed.......................   $ 0.0154      $ 0.0324    $ 0.0279    $ 0.0186    $ 0.0203    $ 0.0296    $ 0.0216
===========================================================================================================================

   *  The Nations Municipal Reserves Capital Class Shares commenced operations on October 23, 1990.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Liquidity Class Share outstanding throughout each year.

                                                                     NATIONS MUNICIPAL RESERVES
---------------------------------------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                         ENDED          YEAR        YEAR        YEAR        YEAR        YEAR       PERIOD
                                       10/31/96        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                      (UNAUDITED)     04/30/96    04/30/95    04/30/94    04/30/93    04/30/92    04/30/91*
---------------------------------------------------------------------------------------------------------------------------
Liquidity Class Shares:
Net asset value, beginning of year...   $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income................     0.0163        0.0347      0.0304      0.0188      0.0221      0.0346      0.0478
Dividends from net investment
  income.............................    (0.0163)      (0.0347)    (0.0304)    (0.0188)    (0.0221)    (0.0346)    (0.0478)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year.........   $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
===========================================================================================================================
Total Return++.......................       1.64%         3.52%       3.09%       1.90%       2.24%       3.52%       4.60%+
===========================================================================================================================

Ratios to average net assets/
  supplemental data:

  Net assets, end of year (000's)....   $ 59,388      $  6,734    $  2,591    $ 13,805    $ 10,766    $ 11,473    $  8,927

  Ratio of operating expenses to
    average net assets...............       0.35%+        0.35%       0.33%       0.55%       0.55%       0.55%       0.55%+

  Ratio of net investment income to
    average net assets...............       3.23%+        3.46%       3.26%       1.86%       2.21%       3.36%       5.22%+

  Ratio of operating expenses to
    average net assets without
    waivers and/or expenses
    reimbursed.......................       0.69%+        0.73%       0.69%       0.67%       0.76%       0.99%       0.81%+

  Ratio of net investment income to
    average net assets without
    waivers and/or expenses
    reimbursed.......................       2.89%+        3.08%       2.89%       1.74%       2.00%       2.92%       4.96%+

  Net investment income per share
    without waivers and/or expenses
    reimbursed.......................   $ 0.0146      $ 0.0309    $ 0.0270    $ 0.0176    $ 0.0192    $ 0.0285    $ 0.0455
===========================================================================================================================

   *  The Nations Municipal Reserves Liquidity Class Shares commenced operations on June 1, 1990.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For an Adviser Class Share outstanding throughout each year.

                                                                                         NATIONS MUNICIPAL RESERVES
--------------------------------------------------------------------------------------------------------------------------
                                                                                  SIX MONTHS
                                                                                     ENDED         YEAR       PERIOD
                                                                                   10/31/96       ENDED       ENDED
                                                                                  (UNAUDITED)    04/30/96    04/30/95*
--------------------------------------------------------------------------------------------------------------------------
Adviser Class Shares:
Net asset value, beginning of year...............................................   $   1.00     $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------------
Net investment income............................................................     0.0158       0.0337      0.0199
Dividends from net investment income.............................................    (0.0158)     (0.0337)    (0.0199)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year.....................................................   $   1.00     $   1.00    $   1.00
==========================================================================================================================
Total Return++...................................................................       1.59%        3.43%       2.02%
==========================================================================================================================

Ratios to average net assets/supplemental data:

  Net assets, end of year (000's)................................................   $  9,360     $ 55,511    $ 64,123

  Ratio of operating expenses to average net assets..............................       0.45%+       0.45%       0.48%+

  Ratio of net investment income to average net assets...........................       3.13%+       3.36%       3.11%+

  Ratio of operating expenses to average net assets without waivers and/or
    expenses reimbursed..........................................................       0.79%+       0.83%       0.84%+

  Ratio of net investment income to average net assets without waivers and/or
    expenses reimbursed..........................................................       2.79%+       2.98%       2.74%+

  Net investment income per share without waivers and/or expenses reimbursed.....   $ 0.0141     $ 0.0299    $ 0.0176
==========================================================================================================================

   *  The Nations Municipal Reserves Adviser Class Shares commenced operations on September 22, 1994.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Market Class Share outstanding throughout each year.

                                                                                               NATIONS MUNICIPAL RESERVES
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           PERIOD
                                                                                                            ENDED
                                                                                                          10/31/96*
                                                                                                         (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
Market Class Shares:
Net asset value, beginning of year......................................................................   $   1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income...................................................................................     0.0151
Dividends from net investment income....................................................................    (0.0151)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year............................................................................   $   1.00
=========================================================================================================================
Total Return++..........................................................................................       1.52%
=========================================================================================================================

Ratios to average net assets/supplemental data:

  Net assets, end of year (000's).......................................................................   $101,999

  Ratio of operating expenses to average net assets.....................................................       0.55%+

  Ratio of net investment income to average net assets..................................................       3.03%+

  Ratio of operating expenses to average net assets without waivers.....................................       0.89%+

  Ratio of net investment income to average net assets without waivers..................................       2.69%+

  Net investment income per share without waivers.......................................................   $ 0.0134
=========================================================================================================================

   *  The Nations Municipal Reserves Market Class Shares commenced operations on May 3, 1996.
   +  Annualized.
  ++  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)         NATIONS INSTITUTIONAL RESERVES

1.  Significant Accounting Policies.

NATIONS INSTITUTIONAL RESERVES (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offers four portfolios: Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves (individually, a "Portfolio", collectively, the "Portfolios"). The Portfolios currently offer four classes of shares: Capital Class Shares, Liquidity Class Shares, Adviser Class Shares and Market Class Shares. Matters affecting each class will be voted on exclusively by its respective shareholders. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

    Securities Valuation -- The securities of each Portfolio are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the fair market value of the instrument is not significant.

    Repurchase Agreements -- Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its right. Unless permitted by the Securities and Exchange Commission, the Portfolio will not enter into repurchase agreements with its investment adviser, distributor or any of its affiliates. The Portfolio's investment adviser, acting under the supervision of the Board of Trustees, monitors the value of the collateral received as well as the creditworthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate potential risks.

    Reverse Repurchase Agreements -- Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves are authorized to enter into reverse repurchase agreements with institutions that the Portfolio's investment adviser has determined to be credit worthy. Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it is required to establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations in an amount at least equal in value to the Portfolio's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Statement of Net Assets.

    At October 31, 1996, the Nations Treasury Reserves had reverse repurchase agreements outstanding as follows:

            Maturity Amount.................................................   $89,667,000
            Maturity Date...................................................      07/01/97
            Market Value of Assets Sold Under Agreements....................   $89,135,933

    The average daily balance of reverse repurchase agreements outstanding during the six months ended October 31, 1996 was $91,130,370. Nations Cash Reserves and Nations Government Reserves did not enter into any reverse repurchase agreements during the six months ended October 31, 1996.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)      NATIONS INSTITUTIONAL
                                                           RESERVES

    The proceeds received by Nations Treasury Reserves under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the six months ended October 31, 1996, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $66,955. Such amounts have been included in interest income in the Statement of Operations.

    Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold. Interest income, adjusted for amortization of discounts and premiums on investments to maturity, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized gains and losses are allocated among classes based upon the relative average net assets of each class of shares.

    Dividends and Distributions to Shareholders -- It is the policy of each Portfolio to declare dividends daily from net investment income and to pay such dividends monthly. Each Portfolio will distribute net realized short-term capital gains annually after the fiscal year in which earned or more frequently to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by the Portfolio as a whole.

    Federal Income Tax -- It is the policy of each Portfolio to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

    Expenses -- General expenses of the Trust are allocated to the relevant Portfolios based upon relative net assets. Operating expenses directly attributable to a class of shares are charged to such class' operations. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class of shares.

    Cash Flow Information -- Cash, as used in the Statement of Cash Flows, is the amount of cash on hand at custodian banks. The Trust issues and redeems shares, invests in securities, and distributes dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows.

2.  Investment Advisory Fee, Administrative Fee and Related Party Transactions.

The Trust has, on behalf of its Portfolios, entered into an investment advisory agreement ("Investment Advisory Agreement") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank").

Under the terms of the Investment Advisory Agreement, NBAI is entitled to receive an advisory fee from the Portfolios equal to 0.30% on an annualized basis, of the average daily net assets of each Portfolio.

The Trust has entered into a sub-advisory agreement ("Sub-Advisory Agreement") with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank. Under the terms of the Sub-Advisory Agreement, TradeStreet is entitled to receive from NBAI a sub-advisory fee for each Portfolio at the annual rate of 0.033% of such Portfolio's average daily net assets.

Stephens Inc. ("Stephens") serves as the administrator of the Trust pursuant to an administration agreement ("Administration Agreement"). First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust pursuant to a co-administration agreement ("Co-Administration Agreement"). Pursuant to the Administration and Co-Administration Agreements, the administrator and the co-administrator are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of average daily net assets of the Portfolios on a combined basis.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)      NATIONS INSTITUTIONAL
RESERVES

For the six months ended October 31, 1996, Stephens earned $106,308 (after fee waivers) from the Portfolios for its administration services.

The investment adviser, sub-adviser, administrator and co-administrator may, from time to time, reduce their fees payable by each Portfolio (either voluntarily or pursuant to applicable state limitations). For the six months ended October 31, 1996, the investment adviser and administrator voluntarily waived the following fees:

                                                                          FEES
                                                                       WAIVED BY         FEES
                                                                       INVESTMENT      WAIVED BY
                                                                        ADVISER      ADMINISTRATOR
                                                                       ----------    -------------
        Nations Cash Reserves.......................................   $1,231,794       $541,493
        Nations Treasury Reserves...................................      467,260        192,574
        Nations Government Reserves.................................      272,733         97,017
        Nations Municipal Reserves..................................      223,894         75,395

No officer, director or employee of NationsBank, NBAI, TradeStreet, Stephens, First Data or any affiliate thereof, receives any compensation from the Trust for serving as a trustee, officer or employee of the Trust. The Trust pays each Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Portfolio and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust also reimburses expenses incurred by the Trustees in attending such meetings.

The Portfolios' eligible Trustees may participate in a non-qualified deferred compensation plan and retirement plans, which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Portfolios' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, to the rate of return of Nations Treasury Fund, a fund of Nations Fund, Inc. The expenses for the deferred compensation plan are included in the "Trustees' fees and expenses" line of the Statements of Operations.

NationsBank of Texas, N.A. ("NationsBank of Texas") acts as the custodian for the Portfolios and, for the six months ended October 31, 1996, earned $199,346 for providing such services. On October 18, 1996, the Bank of New York became the sub-custodian for the Portfolios. First Data also serves as the transfer agent for the Portfolios' shares. NationsBank of Texas acts as the sub-transfer agent for the Capital Class Shares of the Portfolios and, for the six months ended October 31, 1996, earned approximately $11,499 for providing such services. Stephens also acts as distributor of the Portfolios' shares.

3.  Shareholder Servicing and Distribution Plans.

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for the Liquidity Class Shares ("Liquidity Class Shares Plan") and the Market Class Shares ("Market Class Shares Plan") of the Portfolios. Under the Liquidity Class Shares Plan, the Trust may reimburse Stephens for actual expenses incurred by Stephens in connection with the distribution of Liquidity Class Shares up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Portfolios. Under the Market Class Shares Plan, the Trust may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Market Class Shares up to 0.20% of the average daily net assets of the Market Class Shares of the Portfolios. Currently, the Trust is not reimbursing Stephens for any portion of such expenses for Liquidity Class Shares and Market Class Shares. Unreimbursed expenses incurred by Stephens in a given year may not be recovered by Stephens in subsequent years.

In addition, the Liquidity Class Shares Plan permits the Trust to pay Stephens an annual fee of up to 0.30% of the average daily net assets of the Liquidity Class Shares of Nations Cash Reserves, Nations Government Reserves, and Nations Municipal Reserves and 0.35% of the average daily net assets of the Liquidity Class Shares of Nations Treasury Reserves. Stephens may use this fee to compensate certain financial institutions, with which it has entered into servicing agreements, that provide administrative and/or distribution services to Liquidity Class Shares shareholders. Currently, the Trust is not accruing fees pursuant to the Liquidity Class Shares Plan.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)      NATIONS INSTITUTIONAL
                                                           RESERVES

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class Shares, Adviser Class Shares and Market Class Shares of the Portfolios. Under the Servicing Plans, a Portfolio may pay servicing agents that have entered into a shareholder servicing agreement with the Trust for certain shareholder support services that are provided by the servicing agents to holders of Liquidity Class Shares, Adviser Class Shares and Market Class Shares. Payments under the Servicing Plans are accrued daily and paid monthly at rates that will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Liquidity Class Shares, Adviser Class Shares and Market Class Shares, of the Portfolios. Fees paid pursuant to the Servicing Plans are charged as expenses of Liquidity Class Shares, Adviser Class Shares and Market Class Shares, respectively, as accrued.

For the six months ended October 31, 1996, the effective annualized rates paid by the Portfolios, as a percentage of average daily net assets, pursuant to the plans are as follows:

                                              LIQUIDITY CLASS    ADVISER CLASS                    MARKET CLASS
                           LIQUIDITY CLASS        SHARES            SHARES        MARKET CLASS       SHARES
                               SHARES            SERVICING         SERVICING         SHARES        SERVICING
           PORTFOLIO            PLAN               PLAN              PLAN             PLAN            PLAN
        ----------------   ---------------    ---------------    -------------    ------------    ------------
        Nations Cash
          Reserves......        0.00%              0.15%             0.25%            0.10%           0.25%

        Nations Treasury
          Reserves......        0.00%              0.15%             0.25%            0.10%           0.25%

        Nations
          Government
          Reserves......        0.00%              0.15%             0.25%            0.10%           0.25%

        Nations
          Municipal
          Reserves......        0.00%              0.15%             0.25%            0.10%           0.25%

A substantial portion of the fees paid pursuant to the plans described above are paid to affiliates of NationsBank.

4.  Shares of Beneficial Interest.

As of October 31, 1996, an unlimited number of shares without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued, shares into one or more additional classes or series of shares. Since the Portfolios have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions. Changes in capital stock for each Portfolio were as follows:

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                 OCTOBER 31,         APRIL 30,
                                                                     1996               1996
                                                               ----------------    --------------
        NATIONS CASH RESERVES:
          Capital Class Shares:
            Sold............................................   $ 1,934,166,985     $1,186,447,620
            Issued as reinvestment of dividends.............         5,291,619          1,201,076
            Redeemed........................................    (1,505,945,226)      (714,069,908)
                                                               ---------------     --------------
            Net increase....................................   $   433,513,378     $  473,578,788
                                                               ===============     ==============

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)      NATIONS INSTITUTIONAL
                                                           RESERVES

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                 OCTOBER 31,          APRIL 30,
                                                                     1996               1996
                                                               ----------------     -------------
        NATIONS CASH RESERVES (CONTINUED):
          Liquidity Class Shares:
            Sold............................................   $ 1,097,080,482      $ 316,764,360
            Issued as reinvestment of dividends.............         1,377,445            842,517
            Redeemed........................................    (1,003,912,169)      (282,161,641)
                                                               ---------------      -------------
            Net increase....................................   $    94,545,758      $  35,445,236
                                                               ===============      =============

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                 OCTOBER 31,          APRIL 30,
                                                                     1996               1996
                                                               ----------------    --------------
          Adviser Class Shares:
            Sold............................................     $ 397,443,550      $ 764,101,646
            Issued as reinvestment of dividends.............           471,502             78,897
            Redeemed........................................      (430,417,462)      (414,053,407)
                                                                 -------------      -------------
            Net increase/(decrease).........................     $ (32,502,410)     $ 350,127,136
                                                                 =============      =============

                                                                 PERIOD ENDED
                                                                  OCTOBER 31,
                                                                    1996*
                                                               ----------------
          Market Class Shares:
            Sold............................................      $224,800,020
            Redeemed........................................       (74,300,000)
                                                                  ------------
            Net increase....................................      $150,500,020
                                                                  ============

---------------
* The Nations Cash Reserves Market Class Shares commenced operations on May 3, 1996.

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                  OCTOBER 31,         APRIL 30,
                                                                     1996               1996
                                                               ----------------    --------------
        NATIONS TREASURY RESERVES:
          Capital Class Shares:
            Sold............................................     $ 478,046,567     $1,731,309,808
            Issued as reinvestment of dividends.............            69,255                 --
            Redeemed........................................      (521,358,459)    (1,678,650,050)
                                                                 -------------     --------------
          Net increase/(decrease)...........................     $ (43,242,637)    $   52,659,758
                                                                 =============     ==============

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                  OCTOBER 31,         APRIL 30,
                                                                     1996               1996
                                                               ----------------    --------------
          Liquidity Class Shares:
            Sold............................................      $ 15,519,444       $ 23,746,115
            Issued as reinvestment of dividends.............            77,747            113,655
            Redeemed........................................       (19,984,527)       (12,729,001)
                                                                  ------------       ------------
            Net increase/(decrease).........................      $ (4,387,336)      $ 11,130,769
                                                                  ============       ============

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)      NATIONS INSTITUTIONAL
                                                           RESERVES

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                  OCTOBER 31,         APRIL 30,
                                                                     1996               1996
                                                               ----------------    --------------
        NATIONS TREASURY RESERVES (CONTINUED):
          Adviser Class Shares:
            Sold............................................     $ 158,881,910      $ 569,065,291
            Issued as reinvestment of dividends.............           241,929             31,406
            Redeemed........................................      (191,644,706)      (449,157,719)
                                                                 -------------      -------------
            Net increase/(decrease).........................     $ (32,520,867)     $ 119,938,978
                                                                 =============      =============

                                                                 PERIOD ENDED
                                                                  OCTOBER 31,
                                                                     1996*
                                                                 -------------
          Market Class Shares:
            Sold............................................      $125,550,010
            Redeemed........................................       (47,750,000)
                                                                  ------------
            Net increase....................................      $ 77,800,010
                                                                  ============

---------------
* The Nations Treasury Reserves Market Class Shares commenced operations on May 3, 1996.

                                                               SIX MONTHS ENDED     YEAR ENDED
                                                                  OCTOBER 31,        APRIL 30,
                                                                     1996               1996
                                                               ----------------    -------------
        NATIONS GOVERNMENT RESERVES:
          Capital Class Shares:
            Sold............................................      $ 74,866,607      $154,655,322
            Issued as reinvestment of dividends.............            67,934            30,543
            Redeemed........................................       (88,852,594)      (96,565,556)
                                                                  ------------      ------------
            Net increase/(decrease).........................      $(13,918,053)     $ 58,120,309
                                                                  ============      ============

                                                                SIX MONTHS ENDED      YEAR ENDED
                                                                   OCTOBER 31,         APRIL 30,
                                                                      1996               1996
                                                                ----------------      -----------
          Liquidity Class Shares:
            Sold............................................        $1,025,576          $ 346,343
            Issued as reinvestment of dividends.............             5,729                989
            Redeemed........................................          (460,000)          (220,000)
                                                                    ----------          ---------
            Net increase....................................        $  571,305          $ 127,332
                                                                    ==========          =========

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                  OCTOBER 31,         APRIL 30,
                                                                     1996               1996
                                                               ----------------    --------------
          Adviser Class Shares:
            Sold............................................     $  52,997,634      $ 327,190,413
            Issued as reinvestment of dividends.............           157,964             14,421
            Redeemed........................................      (139,268,431)      (318,282,969)
                                                                 -------------      -------------
            Net increase/(decrease).........................     $ (86,112,833)     $   8,921,865
                                                                 =============      =============

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)      NATIONS INSTITUTIONAL
                                                           RESERVES

                                                                 PERIOD ENDED
                                                                  OCTOBER 31,
                                                                     1996*
                                                               ----------------
        NATIONS GOVERNMENT RESERVES (CONTINUED):
          Market Class Shares:
            Sold............................................     $ 331,900,020
            Redeemed........................................      (138,100,000)
                                                                 -------------
            Net increase....................................     $ 193,800,020
                                                                 =============

---------------
* The Nations Government Reserves Market Class Shares commenced operations on May 3, 1996.

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                  OCTOBER 31,         APRIL 30,
                                                                     1996               1996
                                                               ----------------    --------------
        NATIONS MUNICIPAL RESERVES:
          Capital Class Shares:
            Sold............................................     $ 108,793,133      $ 176,646,799
            Redeemed........................................      (101,396,041)      (160,517,575)
                                                                 -------------      -------------
            Net increase....................................     $   7,397,092      $  16,129,224
                                                                 =============      =============

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                   OCTOBER 31,        APRIL 30,
                                                                     1996               1996
                                                               ----------------    --------------
          Liquidity Class Shares:
            Sold............................................      $143,500,066       $ 60,121,685
            Issued as reinvestment of dividends.............           299,694            135,917
            Redeemed........................................       (91,145,356 )      (56,115,098)
                                                                  ------------       ------------
            Net increase/(decrease).........................      $ 52,654,404       $  4,142,504
                                                                  ============       ============

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                   OCTOBER 31,        APRIL 30,
                                                                     1996               1996
                                                               ----------------    --------------
          Adviser Class Shares:
            Sold............................................      $ 39,336,540      $ 265,087,129
            Issued as reinvestment of dividends.............           143,871                 71
            Redeemed........................................       (85,631,924)      (273,698,589)
                                                                  ------------      -------------
            Net increase/(decrease).........................      $(46,151,513)     $  (8,611,389)
                                                                  ============      =============

                                                                  PERIOD ENDED
                                                                   OCTOBER 31,
                                                                     1996*
                                                                  -------------
          Market Class Shares:
            Sold............................................      $163,500,020
            Redeemed........................................       (61,500,000)
                                                                  ------------
            Net increase....................................      $102,000,020
                                                                  ============

---------------

* The Nations Municipal Reserves Market Class Shares commenced operations on May 3, 1996.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)      NATIONS INSTITUTIONAL
                                                           RESERVES

5.  Concentration of Credit.

The Portfolios invest primarily in money market instruments maturing in one year or less whose ratings are within the highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are believed by NBAI or TradeStreet to be of comparable quality. The ability of the issuers of the securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific industry, state or region.

6.  Capital Loss Carryforward.

As of April 30, 1996, the Portfolios had available for Federal income tax purposes unused capital losses as follows:

                                   EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING
                                   IN 1998     IN 1999     IN 2000     IN 2001     IN 2002     IN 2003     IN 2004
                                   --------    --------    --------    --------    --------    --------    --------
Nations Cash Reserves...........       --        $270       $2,594       $850       $  574          --          --
Nations Treasury Reserves.......       --          --           --         --        9,255      $3,324          --
Nations Government Reserves.....       --          --           --         --           --         408      $1,654
Nations Municipal Reserves......      $72          --           --         --           --       1,080          --

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended April 30, 1996, the following Portfolios have elected to defer losses occurring between November 1, 1995 and April 30, 1996 under these rules, as follows:

                                  CAPITAL
                                   LOSSES
                                  DEFERRED
                                  --------
Nations Cash Reserves..........   $   467
Nations Treasury Reserves......    21,910

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